American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 31, 2023

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Brazil — 6.1%
3R Petroleum Oleo E Gas SA(1)	3,298	19,522
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	2,800	822
AES Brasil Energia SA	3,740	8,979
Aliansce Sonae Shopping Centers SA	47,361	202,204
Alpargatas SA, Preference Shares(1)	11,700	24,261
Alupar Investimento SA	11,856	67,701
Ambev SA, ADR	101,932	284,390
Americanas SA(1)	19,717	4,197
Anima Holding SA(1)	600	361
Atacadao SA	21,000	39,531
Auren Energia SA	23,902	66,383
Azul SA, ADR(1)(2)	1,804	18,004
B3 SA - Brasil Bolsa Balcao	95,000	250,172
Banco ABC Brasil SA, Preference Shares	17,800	58,102
Banco BMG SA, Preference Shares	4,900	2,183
Banco Bradesco SA	43,559	113,592
Banco Bradesco SA, ADR	147,037	452,874
Banco BTG Pactual SA	34,700	179,406
Banco do Brasil SA	51,260	452,755
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	46,776
Banco Mercantil do Brasil SA, Preference Shares	800	1,585
Banco Pan SA, Preference Shares	28,200	36,297
Banco Santander Brasil SA, ADR	12,690	72,714
BB Seguridade Participacoes SA	22,300	136,658
Bemobi Mobile Tech SA	5,500	15,362
Boa Vista Servicos SA	27,100	40,650
BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,400	28,750
Braskem SA, Class A, ADR(1)	6,040	53,212
BRF SA, ADR(1)(2)	30,252	49,613
C&A MODAS SA(1)	4,900	4,404
Camil Alimentos SA	13,900	19,069
CCR SA	101,500	270,691
Centrais Eletricas Brasileiras SA, ADR	12,652	88,311
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	57,024
Cia Brasileira de Aluminio	14,600	15,022
Cia Brasileira de Distribuicao, ADR(1)(2)	19,337	61,878
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,316	170,013
Cia de Saneamento de Minas Gerais Copasa MG	24,500	96,294
Cia de Saneamento do Parana	13,600	54,686
Cia de Saneamento do Parana, Preference Shares	133,000	107,222
Cia Energetica de Minas Gerais, ADR(2)	35,129	79,743
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	5,800	55,573
Cia Paranaense de Energia	23,700	31,206
Cia Paranaense de Energia, ADR	17,663	126,114
Cia Paranaense de Energia, Preference Shares	137,300	201,621
Cia Siderurgica Nacional SA, ADR	80,493	193,988
Cielo SA	70,500	65,035
Clear Sale SA(1)	7,300	8,705

Cogna Educacao SA(1)	5,800	3,327
Construtora Tenda SA(1)	4,800	7,739
Cosan SA	42,544	126,543
CPFL Energia SA	7,800	46,708
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,548
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	15,600	75,182
Cury Construtora e Incorporadora SA	25,400	68,641
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,000	129,975
Dexco SA	34,738	60,256
Dexxos Participacoes SA	3,600	7,160
Direcional Engenharia SA	2,300	7,884
EcoRodovias Infraestrutura e Logistica SA	41,300	51,856
EDP - Energias do Brasil SA	26,500	120,348
Embraer SA, ADR(1)(2)	22,538	335,365
Enauta Participacoes SA	24,100	60,282
Energisa SA	22,900	198,924
Eneva SA(1)	42,000	94,625
Engie Brasil Energia SA	6,000	50,169
Equatorial Energia SA	36,900	204,891
Equatorial Energia SA(1)	516	2,864
Eternit SA	9,288	19,845
Eucatex SA Industria e Comercio, Preference Shares	3,000	6,079
Even Construtora e Incorporadora SA	7,000	8,858
Ez Tec Empreendimentos e Participacoes SA	11,900	41,166
Fleury SA	12,089	37,053
Fras-Le SA	1,000	2,393
Gafisa SA(1)	1,194	1,165
Gerdau SA, ADR	119,398	563,559
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	2,473	7,963
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	4,067
GPS Participacoes e Empreendimentos SA	4,300	12,714
Grazziotin SA, Preference Shares	200	1,117
Grendene SA	26,200	35,943
Grupo Mateus SA(1)	33,900	48,779
Guararapes Confeccoes SA	4,800	4,532
Hapvida Participacoes e Investimentos SA(1)	67,528	52,976
Helbor Empreendimentos SA	720	422
Hidrovias do Brasil SA(1)	73,100	44,667
Hypera SA	10,000	80,993
Iguatemi SA	23,637	101,382
Iguatemi SA	1	1
Infracommerce CXAAS SA(1)	8,729	2,581
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	19,861
Inter & Co., Inc.(1)	1,491	3,703
International Meal Co. Alimentacao SA, Class A(1)	37,500	16,040
Iochpe Maxion SA	20,200	51,164
Irani Papel e Embalagem SA	5,300	8,754
IRB-Brasil Resseguros SA(1)	4,347	32,303
Itau Unibanco Holding SA, ADR	179,148	920,821
Jalles Machado SA	17,600	27,441
JBS SA	21,800	72,619
JHSF Participacoes SA	26,500	24,341
Kepler Weber SA	8,400	13,494
Klabin SA	72,100	299,013
Lavvi Empreendimentos Imobiliarios Ltda	5,200	6,683

Light SA(1)	15,600	13,991
Localiza Rent a Car SA	29,734	367,477
Locaweb Servicos de Internet SA	22,300	33,318
LOG Commercial Properties e Participacoes SA	4,900	22,021
Log-in Logistica Intermodal SA(1)	5,558	55,007
Lojas Quero Quero SA(1)	15,600	15,590
Lojas Renner SA	29,370	113,062
LPS Brasil Consultoria de Imoveis SA	6,100	2,585
M Dias Branco SA	3,200	24,372
Magazine Luiza SA(1)	106,000	79,396
Mahle-Metal Leve SA	4,400	35,489
Marcopolo SA, Preference Shares	53,500	48,825
Marfrig Global Foods SA	39,200	51,151
Marisa Lojas SA(1)	12,448	1,595
Meliuz SA(1)	92,200	16,356
Metalurgica Gerdau SA, Preference Shares	67,300	148,309
Mills Estruturas e Servicos de Engenharia SA	31,349	71,617
Minerva SA	34,400	69,501
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	2,849
Movida Participacoes SA	24,200	48,512
MPM Corporeos SA(1)	2,100	588
MRV Engenharia e Participacoes SA	27,700	54,654
Multilaser Industrial SA(1)	10,400	5,166
Multiplan Empreendimentos Imobiliarios SA	11,500	60,160
Natura & Co. Holding SA(1)	18,078	49,424
Odontoprev SA	32,260	68,230
Omega Energia SA(1)	16,600	31,739
Paranapanema SA(1)	200	174
Petroleo Brasileiro SA, ADR	93,677	1,081,033
Petroleo Brasileiro SA, ADR, Preference Shares	119,504	1,228,501
Petroreconcavo SA	12,400	42,162
Porto Seguro SA	3,800	17,932
Portobello SA	4,200	5,621
Positivo Tecnologia SA	2,800	3,747
PRIO SA(1)	40,500	272,618
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	818
Qualicorp Consultoria e Corretora de Seguros SA	5,900	5,198
Raia Drogasil SA	37,232	209,156
Randon SA Implementos e Participacoes, Preference Shares	8,700	18,349
Rede D'Or Sao Luiz SA	22,910	130,823
Romi SA	7,408	24,444
Rumo SA	43,800	179,489
Santos Brasil Participacoes SA	45,400	89,399
Sao Carlos Empreendimentos e Participacoes SA(1)	100	392
Sao Martinho SA	11,400	81,276
Sendas Distribuidora SA, ADR	15,889	169,536
Ser Educacional SA(1)	2,100	1,618
SIMPAR SA	19,700	35,880
SLC Agricola SA	12,320	83,731
Smartfit Escola de Ginastica e Danca SA(1)	9,400	34,648
StoneCo Ltd., A Shares(1)	21,636	271,099
Suzano SA, ADR	40,958	363,297
SYN prop e tech SA(1)	7,800	5,904
Taurus Armas SA, Preference Shares	10,600	31,173
Tegma Gestao Logistica SA	400	1,762

Telefonica Brasil SA, ADR(2)	10,742	85,077
TIM SA, ADR(2)	18,131	248,213
TOTVS SA	7,000	39,875
Transmissora Alianca de Energia Eletrica SA	3,200	23,514
Trisul SA	300	285
Tupy SA	7,300	36,390
Ultrapar Participacoes SA, ADR(2)	110,302	365,100
Unipar Carbocloro SA, Class B Preference Shares	8,160	110,048
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	70,000	97,274
Vale SA, ADR	158,477	2,009,488
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,900	8,014
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	28,000	70,644
Via SA(1)	279,700	131,765
Vibra Energia SA	80,300	254,988
Vivara Participacoes SA	800	4,018
Vulcabras Azaleia SA	8,900	27,560
WEG SA	38,200	286,351
Wilson Sons Holdings Brasil SA	13,800	28,915
Wiz Co.	4,600	5,268
XP, Inc., Class A(1)	1,166	20,580
YDUQS Participacoes SA(1)	13,000	36,182
Zamp SA(1)	10,800	8,302
		18,441,049
Cayman Islands†
Super Hi International Holding Ltd.(1)	7,200	12,991
Chile — 0.7%
Aguas Andinas SA, A Shares	212,600	70,551
Banco de Chile	1,453,484	146,962
Banco de Credito e Inversiones SA	3,491	102,618
Banco Itau Chile SA	4,740	49,243
Banco Santander Chile, ADR	9,377	162,878
Besalco SA	2,057	1,199
CAP SA	9,814	68,154
Cencosud SA	76,413	145,089
Cencosud Shopping SA	31,848	50,327
Cia Cervecerias Unidas SA, ADR	858	12,784
Cia Sud Americana de Vapores SA	569,019	41,412
Colbun SA	910,018	134,154
Embotelladora Andina SA, Class B Preference Shares	43,127	110,378
Empresa Nacional de Telecomunicaciones SA	21,346	81,955
Empresas CMPC SA	100,943	172,599
Empresas COPEC SA	17,036	123,142
Enel Americas SA(1)	617,577	80,437
Enel Chile SA	2,403,564	132,344
Engie Energia Chile SA(1)	14,725	12,725
Falabella SA	6,732	14,835
Grupo Security SA	30,991	7,805
Inversiones Aguas Metropolitanas SA	7,601	5,943
Parque Arauco SA	91,358	128,577
Ripley Corp. SA	168,455	31,195
Salfacorp SA	2,048	1,024
Sociedad Quimica y Minera de Chile SA, ADR	3,709	238,006
SONDA SA	1,402	717
		2,127,053

China — 25.6%
361 Degrees International Ltd.(1)(2)	85,000	38,457
3SBio, Inc.	197,500	200,058
AAC Technologies Holdings, Inc.(2)	89,000	182,472
AAG Energy Holdings Ltd.(1)	154,000	34,824
Agile Group Holdings Ltd.(1)(2)	200,000	30,689
Agora, Inc., ADR(1)	4,604	12,615
Agricultural Bank of China Ltd., H Shares	1,384,000	521,551
Air China Ltd., H Shares(1)	28,000	21,283
AK Medical Holdings Ltd.	58,000	51,741
Alibaba Group Holding Ltd., ADR(1)	61,258	4,873,074
Alibaba Health Information Technology Ltd.(1)	150,000	89,034
Alibaba Pictures Group Ltd.(1)(2)	860,000	43,987
A-Living Smart City Services Co. Ltd.	114,750	71,602
Alliance International Education Leasing Holdings Ltd.(1)(2)	117,000	83,501
Aluminum Corp. of China Ltd., H Shares	430,000	190,291
Angang Steel Co. Ltd., H Shares(2)	4,000	1,074
Anhui Conch Cement Co. Ltd., H Shares	94,500	250,853
Anhui Expressway Co. Ltd., H Shares	80,000	81,624
ANTA Sports Products Ltd.	76,600	782,906
Antengene Corp. Ltd.(1)	12,500	2,953
Ascentage Pharma Group International(1)	1,100	2,871
Asia Cement China Holdings Corp.	43,000	18,552
AsiaInfo Technologies Ltd.	22,400	35,720
Autohome, Inc., ADR	8,724	249,681
BAIC Motor Corp. Ltd., H Shares	47,000	12,127
Baidu, Inc., ADR(1)	6,314	775,675
BAIOO Family Interactive Ltd.	74,000	3,687
Bairong, Inc.(1)(2)	18,500	22,504
Bank of China Ltd., H Shares	3,717,000	1,455,047
Bank of Chongqing Co. Ltd., H Shares	27,000	15,204
Bank of Communications Co. Ltd., H Shares	490,000	315,927
Baozun, Inc., ADR(1)	1,003	3,942
Baozun, Inc., Class A(1)	1,700	2,229
BBMG Corp., H Shares	5,000	543
BeiGene Ltd., ADR(1)	885	195,523
Beijing Capital International Airport Co. Ltd., H Shares(1)	128,000	89,298
Beijing Enterprises Holdings Ltd.	33,500	129,452
Beijing Enterprises Water Group Ltd.	410,000	100,560
Beijing Jingneng Clean Energy Co. Ltd., H Shares	162,000	38,072
Beijing North Star Co. Ltd., H Shares(1)	4,000	399
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	59,000	110,115
Binjiang Service Group Co. Ltd.	10,500	26,651
BOC Aviation Ltd.	30,500	223,947
BOE Varitronix Ltd.	61,000	81,221
Bosideng International Holdings Ltd.	420,000	174,376
Bright Scholar Education Holdings Ltd., ADR(1)	27	44
Burning Rock Biotech Ltd., ADR(1)(2)	365	953
BYD Co. Ltd., H Shares	29,500	890,826
BYD Electronic International Co. Ltd.	132,000	384,235
C&D International Investment Group Ltd.	26,990	67,803
C&D Property Management Group Co. Ltd.(2)	19,000	9,551
Cabbeen Fashion Ltd.	11,000	1,249
Canaan, Inc., ADR(1)(2)	17,159	35,004
Canadian Solar, Inc.(1)(2)	621	25,958

Cango, Inc., ADR(2)	5,200	6,084
CanSino Biologics, Inc., H Shares(2)	3,200	11,941
Canvest Environmental Protection Group Co. Ltd.(2)	108,000	52,524
Cathay Media & Education Group, Inc.	12,000	2,148
Central China Management Co. Ltd.	18,000	737
Central China New Life Ltd.(1)	62,000	20,777
Central China Real Estate Ltd.	18,000	313
CGN Mining Co. Ltd.(1)	430,000	45,020
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	14,700	6,309
Chaowei Power Holdings Ltd.	36,000	7,171
Cheetah Mobile, Inc., ADR(1)	61	128
China Aircraft Leasing Group Holdings Ltd.	1,000	581
China Automotive Systems, Inc.(1)	741	3,423
China Beststudy Education Group(1)	17,000	1,629
China BlueChemical Ltd., H Shares	284,000	62,397
China Bohai Bank Co. Ltd., H Shares(1)	215,000	31,299
China Cinda Asset Management Co. Ltd., H Shares	1,107,000	122,952
China CITIC Bank Corp. Ltd., H Shares	706,000	371,632
China Coal Energy Co. Ltd., H Shares	267,000	201,875
China Communications Services Corp. Ltd., H Shares	382,000	181,672
China Conch Environment Protection Holdings Ltd.(1)(2)	5,500	1,624
China Conch Venture Holdings Ltd.	226,500	284,522
China Construction Bank Corp., H Shares	4,379,000	2,801,161
China Datang Corp. Renewable Power Co. Ltd., H Shares	459,000	165,466
China Dongxiang Group Co. Ltd.	210,000	7,778
China East Education Holdings Ltd.(2)	144,000	59,245
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	4,718
China Education Group Holdings Ltd.(2)	146,000	118,469
China Everbright Bank Co. Ltd., H Shares	257,000	79,078
China Everbright Environment Group Ltd.	536,000	209,513
China Everbright Greentech Ltd.(2)	104,000	16,872
China Everbright Ltd.	122,000	78,063
China Feihe Ltd.	518,000	301,268
China Foods Ltd.	32,000	10,222
China Galaxy Securities Co. Ltd., H Shares	340,500	183,528
China Gas Holdings Ltd.	259,400	294,188
China Glass Holdings Ltd.(2)	156,000	18,127
China Harmony Auto Holding Ltd.(2)	31,500	3,540
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	17,060
China Hongqiao Group Ltd.	349,000	247,680
China International Capital Corp. Ltd., H Shares	92,400	169,025
China Kepei Education Group Ltd.	68,000	21,809
China Lesso Group Holdings Ltd.	161,000	106,454
China Life Insurance Co. Ltd., Class H	199,580	337,099
China Lilang Ltd.	24,000	12,568
China Literature Ltd.(1)	21,000	79,443
China Longyuan Power Group Corp. Ltd., H Shares	249,000	279,502
China Maple Leaf Educational Systems Ltd.(1)	42,000	54
China Medical System Holdings Ltd.	241,000	339,299
China Meidong Auto Holdings Ltd.	76,000	97,808
China Mengniu Dairy Co. Ltd.(1)	282,000	1,096,034
China Merchants Bank Co. Ltd., H Shares	181,500	844,002
China Merchants Land Ltd.	40,000	2,097
China Merchants Port Holdings Co. Ltd.	164,756	238,995
China Minsheng Banking Corp. Ltd., H Shares(2)	549,500	217,458

China Modern Dairy Holdings Ltd.(2)	418,000	49,113
China National Building Material Co. Ltd., H Shares	484,000	273,920
China New Higher Education Group Ltd.	234,000	71,685
China Nonferrous Mining Corp. Ltd.	315,000	151,264
China Oil & Gas Group Ltd.(1)	40,000	1,273
China Oriental Group Co. Ltd.	26,000	3,523
China Pacific Insurance Group Co. Ltd., H Shares	171,200	433,338
China Petroleum & Chemical Corp., Class H	1,480,300	932,163
China Power International Development Ltd.	309,000	117,689
China Railway Group Ltd., H Shares	339,000	223,379
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	12,666
China Rare Earth Holdings Ltd.(1)	68,000	3,559
China Reinsurance Group Corp., H Shares	43,000	2,963
China Renaissance Holdings Ltd.(1)(2)	32,700	30,360
China Resources Beer Holdings Co. Ltd.	106,000	669,131
China Resources Cement Holdings Ltd.	374,000	136,206
China Resources Gas Group Ltd.	26,000	85,601
China Resources Land Ltd.	202,000	756,077
China Resources Medical Holdings Co. Ltd.	217,500	171,282
China Resources Mixc Lifestyle Services Ltd.	67,600	307,774
China Resources Pharmaceutical Group Ltd.	64,500	61,923
China Resources Power Holdings Co. Ltd.	208,000	480,238
China Risun Group Ltd.(2)	289,000	123,272
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	8,764
China SCE Group Holdings Ltd.(2)	290,000	17,969
China Shenhua Energy Co. Ltd., H Shares	240,000	758,715
China Shineway Pharmaceutical Group Ltd.	48,000	52,758
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	4,724
China South City Holdings Ltd.(1)(2)	148,000	8,514
China Southern Airlines Co. Ltd., H Shares(1)	60,000	34,555
China Starch Holdings Ltd.	515,000	12,309
China Sunshine Paper Holdings Co. Ltd.	69,000	23,783
China Suntien Green Energy Corp. Ltd., H Shares	162,000	61,256
China Taiping Insurance Holdings Co. Ltd.	211,000	219,619
China Tower Corp. Ltd., H Shares	4,190,000	460,195
China Traditional Chinese Medicine Holdings Co. Ltd.	406,000	195,258
China Travel International Investment Hong Kong Ltd.(1)(2)	318,000	60,912
China Vanke Co. Ltd., H Shares	97,700	129,057
China Water Affairs Group Ltd.	120,000	88,536
China Xinhua Education Group Ltd.	17,000	1,673
China XLX Fertiliser Ltd.	112,000	60,175
China Yongda Automobiles Services Holdings Ltd.	118,000	62,270
China Youran Dairy Group Ltd.	98,000	21,900
China Youzan Ltd.(1)	80,000	1,360
China Yuhua Education Corp. Ltd.(1)	328,000	38,971
China ZhengTong Auto Services Holdings Ltd.(1)	50,500	3,807
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	50,691
Chow Tai Fook Jewellery Group Ltd.(2)	142,800	252,763
CIFI Ever Sunshine Services Group Ltd.	90,000	35,055
CIFI Holdings Group Co. Ltd.(2)	282,880	27,456
CIMC Enric Holdings Ltd.	156,000	128,598
CITIC Ltd.	419,000	483,750
CITIC Securities Co. Ltd., H Shares	159,325	293,371
CMGE Technology Group Ltd.(1)(2)	110,000	27,963
CMOC Group Ltd., H Shares	303,000	158,448

CNFinance Holdings Ltd., ADR(1)(2)	1,003	2,959
COFCO Joycome Foods Ltd.(1)(2)	351,000	82,088
Concord New Energy Group Ltd.	1,440,000	126,820
Consun Pharmaceutical Group Ltd.	29,000	17,734
Coolpad Group Ltd.(1)	372,000	2,466
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	20,000	16,865
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	344,549	303,608
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,253
COSCO SHIPPING Ports Ltd.	299,929	188,845
Country Garden Holdings Co. Ltd.(2)	1,063,210	195,921
CPMC Holdings Ltd.(2)	28,000	14,594
Crazy Sports Group Ltd.(1)	124,000	2,741
CSPC Pharmaceutical Group Ltd.	965,200	840,915
CSSC Hong Kong Shipping Co. Ltd.	248,000	42,743
Dali Foods Group Co. Ltd.	310,500	103,570
Daqo New Energy Corp., ADR(1)	9,201	330,776
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	1,226
Dexin China Holdings Co. Ltd.	5,000	236
Differ Group Auto Ltd.(2)	306,000	3,089
Digital China Holdings Ltd.	152,000	61,935
Dongfeng Motor Group Co. Ltd., Class H	356,000	154,167
Dongyue Group Ltd.	296,000	258,861
Duiba Group Ltd.(1)	16,000	797
East Buy Holding Ltd.(1)(2)	36,000	133,856
Ebang International Holdings, Inc., Class A(1)(2)	333	2,138
E-House China Enterprise Holdings Ltd.(1)(2)	48,000	1,926
Emeren Group Ltd., ADR(1)	3,379	11,320
ENN Energy Holdings Ltd.	27,200	316,763
Essex Bio-technology Ltd.	21,000	9,629
EVA Precision Industrial Holdings Ltd.(2)	114,000	10,772
Everest Medicines Ltd.(1)(2)	9,500	13,195
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	19,613
Fanhua, Inc., ADR(1)	4,262	34,096
FIH Mobile Ltd.(1)(2)	284,000	27,542
FinVolution Group, ADR	29,961	115,649
First Tractor Co. Ltd., H Shares(2)	84,000	39,962
Flat Glass Group Co. Ltd., H Shares	4,000	11,248
Fosun International Ltd.	269,500	177,746
Fountain SET Holdings Ltd.(1)	6,000	490
FriendTimes, Inc.	28,000	3,540
Fu Shou Yuan International Group Ltd.	139,000	101,392
Fufeng Group Ltd.	384,000	209,568
Fuyao Glass Industry Group Co. Ltd., H Shares	31,200	113,625
Ganfeng Lithium Group Co. Ltd., H Shares	24,280	153,687
Ganglong China Property Group Ltd.(1)	25,000	991
GCL New Energy Holdings Ltd.(1)	55,224	3,604
GCL Technology Holdings Ltd.	555,000	120,525
GDS Holdings Ltd., Class A(1)	71,800	87,791
Geely Automobile Holdings Ltd.	262,000	305,229
Gemdale Properties & Investment Corp. Ltd.	688,000	36,063
Genertec Universal Medical Group Co. Ltd.	137,000	81,492
Genor Biopharma Holdings Ltd.(1)(2)	2,500	566
Genscript Biotech Corp.(1)(2)	14,000	31,042
GF Securities Co. Ltd., H Shares	111,600	155,191
Global Cord Blood Corp.(1)(2)	2,020	6,035

Glory Health Industry Ltd.(1)	29,000	555
GOME Retail Holdings Ltd.(1)(2)	1,993,000	26,725
Goodbaby International Holdings Ltd.(1)	58,000	4,302
Grand Pharmaceutical Group Ltd.	125,000	81,104
Great Wall Motor Co. Ltd., H Shares(2)	85,500	87,878
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	7,855
Greenland Hong Kong Holdings Ltd.	22,000	1,180
Greentown China Holdings Ltd.	93,500	87,860
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	87,221
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	51,886
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,416
H World Group Ltd., ADR(1)	3,320	121,578
Haidilao International Holding Ltd.(2)	72,000	151,655
Haier Smart Home Co. Ltd., H Shares	50,400	144,155
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	33,797
Haitian International Holdings Ltd.	59,000	134,068
Haitong Securities Co. Ltd., H Shares	252,000	167,376
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	12,719
Hansoh Pharmaceutical Group Co. Ltd.	64,000	106,522
Harbin Electric Co. Ltd., H Shares	92,000	34,770
Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	325
Hello Group, Inc., ADR	37,989	306,571
Hengan International Group Co. Ltd.	122,000	518,686
Hilong Holding Ltd.(1)	302,000	7,634
Hisense Home Appliances Group Co. Ltd., H Shares	50,000	98,909
Hollysys Automation Technologies Ltd.(1)(2)	9,263	145,985
Homeland Interactive Technology Ltd.	24,000	5,575
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	6,268
Hope Education Group Co. Ltd.(1)(2)	1,008,000	72,164
Hopson Development Holdings Ltd.	31,943	27,030
Hua Hong Semiconductor Ltd.(1)	115,000	372,315
Huabao International Holdings Ltd.(2)	110,000	43,395
Huadian Power International Corp. Ltd., H Shares(2)	30,000	16,661
Huaneng Power International, Inc., H Shares(1)	210,000	134,975
Huatai Securities Co. Ltd., H Shares	161,600	202,163
Huaxi Holdings Co. Ltd.(1)	4,000	701
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	12,367
Hygeia Healthcare Holdings Co. Ltd.(2)	12,600	73,930
iDreamSky Technology Holdings Ltd.(1)(2)	46,800	17,947
Industrial & Commercial Bank of China Ltd., H Shares	2,313,000	1,235,235
Ingdan, Inc.(2)	66,000	11,216
Inkeverse Group Ltd.(1)	228,000	23,302
Innovent Biologics, Inc.(1)	28,500	133,709
iQIYI, Inc., ADR(1)	14,481	58,793
JD Health International, Inc.(1)	12,750	78,643
JD.com, Inc., ADR	13,011	424,159
JD.com, Inc., Class A	4,138	67,415
JH Educational Technology, Inc.(1)	14,000	1,847
Jiangsu Expressway Co. Ltd., H Shares	114,000	110,297
Jiangxi Copper Co. Ltd., H Shares	134,000	201,899
Jiayuan International Group Ltd.(1)	52,000	1,149
Jinchuan Group International Resources Co. Ltd.(2)	430,000	22,787
Jingrui Holdings Ltd.(1)(2)	6,000	117
Jinke Smart Services Group Co. Ltd., H Shares(2)	11,000	15,154
Jinxin Fertility Group Ltd.(2)	391,500	202,219

Jiumaojiu International Holdings Ltd.	71,000	121,739
JNBY Design Ltd.	11,500	11,269
JOYY, Inc., ADR	4,883	121,098
Jutal Offshore Oil Services Ltd.(1)	46,000	2,557
Kangji Medical Holdings Ltd.(2)	11,000	11,936
Kanzhun Ltd., ADR(1)	6,006	83,303
KE Holdings, Inc., ADR(1)	51,960	739,910
Keymed Biosciences, Inc.(1)	38,500	200,585
Kingboard Holdings Ltd.	105,000	282,915
Kingboard Laminates Holdings Ltd.	170,500	156,034
Kingdee International Software Group Co. Ltd.(1)	84,000	111,669
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	9,469	42,232
Kingsoft Corp. Ltd.	54,800	199,224
Kuaishou Technology(1)	31,200	211,717
Kunlun Energy Co. Ltd.	290,000	231,317
KWG Group Holdings Ltd.(1)(2)	217,000	17,197
KWG Living Group Holdings Ltd.(2)	143,500	15,043
Lee & Man Chemical Co. Ltd.(2)	4,000	2,416
Lee & Man Paper Manufacturing Ltd.(2)	218,000	73,836
Legend Biotech Corp., ADR(1)	725	46,523
Lenovo Group Ltd.	610,000	573,436
LexinFintech Holdings Ltd., ADR(1)	13,176	26,484
Li Auto, Inc., ADR(1)	10,592	307,698
Li Ning Co. Ltd.	146,500	787,147
Lifetech Scientific Corp.(1)	628,000	186,778
LightInTheBox Holding Co. Ltd., ADR(1)	2,012	2,756
Linklogis, Inc., Class B(2)	97,500	36,381
Logan Group Co. Ltd.(1)(2)	30,000	2,682
Longfor Group Holdings Ltd.	137,500	264,792
Lonking Holdings Ltd.	292,000	42,916
Luye Pharma Group Ltd.(1)	114,000	50,840
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	38,746
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	725
Meitu, Inc.(2)	369,500	84,979
Meituan, Class B(1)	72,910	1,023,750
Metallurgical Corp. of China Ltd., H Shares	5,000	1,226
Microport Cardioflow Medtech Corp.(1)	45,000	9,724
Midea Real Estate Holding Ltd.(2)	82,400	71,917
Ming Yuan Cloud Group Holdings Ltd.(2)	32,000	13,720
Minsheng Education Group Co. Ltd.	34,000	1,436
Minth Group Ltd.	90,000	225,149
MMG Ltd.(1)	484,000	145,384
Mobvista, Inc.(1)(2)	25,000	11,821
Mulsanne Group Holding Ltd.(1)(2)	12,500	3,190
Nam Tai Property, Inc.(1)	1,859	5,949
NetDragon Websoft Holdings Ltd.	48,000	86,657
NetEase, Inc., ADR	19,550	1,663,314
New China Life Insurance Co. Ltd., H Shares	81,700	211,316
New Oriental Education & Technology Group, Inc., ADR(1)	7,116	268,060
New Sparkle Roll International Group Ltd.(1)	8,500	1,011
Nexteer Automotive Group Ltd.	84,000	37,550
Nine Dragons Paper Holdings Ltd.	245,000	135,875
NIO, Inc., ADR(1)	20,220	152,257
Noah Holdings Ltd., ADR(1)	3,545	55,018
Nongfu Spring Co. Ltd., H Shares(2)	79,000	423,565

OneConnect Financial Technology Co. Ltd., ADR(1)(2)	1,043	3,536
Orient Overseas International Ltd.(2)	14,500	176,653
Pacific Millennium Packaging Group Corp.	2,000	1,614
PDD Holdings, Inc., ADR(1)	15,553	1,015,922
People's Insurance Co. Group of China Ltd., H Shares	603,000	228,002
Perennial Energy Holdings Ltd.	40,000	7,711
PetroChina Co. Ltd., Class H	1,292,400	835,393
Pharmaron Beijing Co. Ltd., H Shares	3,900	14,404
PICC Property & Casualty Co. Ltd., H Shares	548,000	653,715
Ping An Healthcare & Technology Co. Ltd.(1)(2)	15,300	35,392
Ping An Insurance Group Co. of China Ltd., H Shares	320,006	2,030,818
Poly Property Group Co. Ltd.	289,362	64,356
Pop Mart International Group Ltd.(2)	34,000	74,757
Postal Savings Bank of China Co. Ltd., H Shares(2)	565,000	354,994
Pou Sheng International Holdings Ltd.	90,000	7,947
Powerlong Real Estate Holdings Ltd.(2)	62,000	7,061
Prinx Chengshan Holdings Ltd.	6,000	4,713
PW Medtech Group Ltd.(1)	7,000	478
Q Technology Group Co. Ltd.(1)(2)	79,000	31,190
Qifu Technology, Inc., ADR	12,793	175,904
Qingling Motors Co. Ltd., H Shares	6,000	598
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	83,033
Redco Properties Group Ltd.(1)	22,000	3,737
Redsun Properties Group Ltd.(1)	84,000	2,472
Road King Infrastructure Ltd.(1)	5,000	1,777
Ronshine China Holdings Ltd.(1)(2)	27,500	985
SCE Intelligent Commercial Management Holdings Ltd.	14,000	2,522
Scholar Education Group(1)	5,000	1,022
Seazen Group Ltd.(1)	500,000	88,211
Shandong Gold Mining Co. Ltd., H Shares	22,500	42,950
Shandong Hi-Speed New Energy Group Ltd.(1)	1,000,000	7,667
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	152,800	225,618
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	10,218
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	42,217
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	4,000	10,739
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	883
Shanghai Industrial Holdings Ltd.	93,000	130,401
Shanghai Industrial Urban Development Group Ltd.(1)	1,600	91
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	63,800	127,151
Shanghai Pioneer Holding Ltd.	22,000	6,997
Shenzhen Expressway Corp. Ltd., H Shares	72,000	59,589
Shenzhen International Holdings Ltd.	226,000	179,168
Shenzhen Investment Ltd.	268,000	47,212
Shenzhou International Group Holdings Ltd.	26,500	214,581
Shimao Group Holdings Ltd.(1)	35,500	45
Shimao Services Holdings Ltd.(1)(2)	157,000	29,730
Shoucheng Holdings Ltd.	113,200	30,232
Shougang Fushan Resources Group Ltd.	380,000	116,507
Shui On Land Ltd.	588,500	70,654
Sihuan Pharmaceutical Holdings Group Ltd.	329,000	31,081
Simcere Pharmaceutical Group Ltd.(2)	71,000	68,719
Sino Biopharmaceutical Ltd.	1,301,000	620,208
Sino-Ocean Group Holding Ltd.(1)	256,000	15,542
Sinopec Engineering Group Co. Ltd., H Shares	261,500	110,812
Sinopec Kantons Holdings Ltd.	30,000	10,883

Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	5,643
Sinopharm Group Co. Ltd., H Shares	186,800	612,343
Sinosoft Technology Group Ltd.(1)	22,000	703
Sinotrans Ltd., H Shares	4,000	1,323
Sinotruk Hong Kong Ltd.	53,000	75,083
Skyworth Group Ltd.	282,487	141,195
SOHO China Ltd.(1)(2)	54,500	8,082
Sohu.com Ltd., ADR(1)	3,248	36,767
South Manganese Investment Ltd.(1)(2)	210,000	13,275
So-Young International, Inc., ADR(1)	363	759
SSY Group Ltd.	280,000	172,396
Sun King Technology Group Ltd.(1)	42,000	8,428
Sunac Services Holdings Ltd.	15,386	4,210
Sunny Optical Technology Group Co. Ltd.	63,600	598,666
SY Holdings Group Ltd.(2)	41,500	30,530
TAL Education Group, ADR(1)	21,788	118,309
TCL Electronics Holdings Ltd.	67,000	27,477
Tencent Holdings Ltd.	160,000	6,331,890
Tencent Music Entertainment Group, ADR(1)	37,505	260,285
Tian Ge Interactive Holdings Ltd.	5,000	256
Tiangong International Co. Ltd.	192,000	51,893
Tianjin Port Development Holdings Ltd.	12,000	873
Tianneng Power International Ltd.(2)	156,000	179,346
Times China Holdings Ltd.(1)(2)	201,000	12,211
Times Neighborhood Holdings Ltd.(2)	124,000	7,877
Tingyi Cayman Islands Holding Corp.	210,000	314,577
Tong Ren Tang Technologies Co. Ltd., H Shares	95,000	84,077
Tongda Group Holdings Ltd.(1)	745,000	8,654
Tongdao Liepin Group(1)	12,800	14,027
Topsports International Holdings Ltd.	264,000	205,135
Towngas Smart Energy Co. Ltd.(1)	103,000	45,780
TravelSky Technology Ltd., H Shares	101,000	184,254
Trigiant Group Ltd.(1)	6,000	291
Trip.com Group Ltd., ADR(1)	14,698	464,163
Truly International Holdings Ltd.	256,000	26,792
Tsaker New Energy Tech Co. Ltd.	72,500	12,215
Tsingtao Brewery Co. Ltd., H Shares	58,000	499,352
Tuya, Inc., ADR(1)	12,017	23,794
Uni-President China Holdings Ltd.	195,000	169,469
United Strength Power Holdings Ltd.	2,000	1,431
Up Fintech Holding Ltd., ADR(1)(2)	5,669	17,177
Uxin Ltd., ADR(1)(2)	137	192
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	9,000	8,406
Vinda International Holdings Ltd.	78,000	187,757
Viomi Technology Co. Ltd., ADR(1)	993	854
Vipshop Holdings Ltd., ADR(1)	52,531	752,244
Viva Biotech Holdings(1)(2)	74,500	14,523
Viva Goods Company Ltd.(1)(2)	168,000	25,072
Vnet Group, Inc., ADR(1)(2)	15,432	39,660
Want Want China Holdings Ltd.	496,000	331,986
Wasion Holdings Ltd.	28,000	11,407
Waterdrop, Inc., ADR(1)(2)	8,274	20,685
Weibo Corp., ADR	12,039	168,185
Weichai Power Co. Ltd., H Shares	61,000	82,821
Weiqiao Textile Co., H Shares(1)	25,500	4,562

West China Cement Ltd.	540,000	57,265
Wuling Motors Holdings Ltd.(2)	160,000	13,686
WuXi AppTec Co. Ltd., H Shares	4,607	37,893
Wuxi Biologics Cayman, Inc.(1)	55,000	281,588
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	74,189
Xin Point Holdings Ltd.(2)	12,000	3,847
Xingda International Holdings Ltd.	30,896	6,273
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	11,852
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	158,505
Xinyi Energy Holdings Ltd.(2)	140,800	40,660
Xinyi Solar Holdings Ltd.	182,541	180,317
Xunlei Ltd., ADR(1)	887	1,189
Yadea Group Holdings Ltd.	112,000	223,213
Yankuang Energy Group Co. Ltd., H Shares(2)	174,000	441,173
Yeahka Ltd.(1)(2)	32,400	82,894
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	44,400	37,281
Yidu Tech, Inc.(1)(2)	31,400	19,851
Yihai International Holding Ltd.(1)	62,000	137,564
Yincheng International Holding Co. Ltd.(1)	4,000	57
Yixin Group Ltd.(2)	164,000	16,344
Youdao, Inc., ADR(1)	285	1,268
YuanShengTai Dairy Farm Ltd.(1)	41,000	781
Yuexiu Property Co. Ltd.(2)	198,800	215,353
Yuexiu Services Group Ltd.	79,000	29,483
Yuexiu Transport Infrastructure Ltd.	156,000	74,072
Yum China Holdings, Inc.	13,185	744,425
Yuzhou Group Holdings Co. Ltd.(1)(2)	372,133	9,798
Zengame Technology Holding Ltd.	48,000	22,467
Zhaojin Mining Industry Co. Ltd., H Shares	145,000	206,488
Zhejiang Expressway Co. Ltd., H Shares	180,000	133,311
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	5,994
Zhenro Properties Group Ltd.(1)	183,000	2,434
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	2,200	6,196
Zhongliang Holdings Group Co. Ltd.(1)	34,000	1,454
Zhongsheng Group Holdings Ltd.	54,000	199,297
Zhongyu Energy Holdings Ltd.	54,000	41,736
Zhou Hei Ya International Holdings Co. Ltd.(2)	150,000	58,316
Zhuguang Holdings Group Co. Ltd.(1)(2)	66,000	5,564
Zijin Mining Group Co. Ltd., H Shares	384,000	522,299
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	53,179
ZTO Express Cayman, Inc., ADR	31,085	784,585
		78,035,233
Colombia — 0.1%
BAC Holding International Corp.	3,792	180
Banco Davivienda SA, Preference Shares	3,823	15,215
Bancolombia SA	8,153	50,933
Bancolombia SA, ADR	3,845	90,011
Corp. Financiera Colombiana SA	3,119	10,093
Ecopetrol SA, ADR(2)	7,732	70,207
Grupo Argos SA	24,875	52,265
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	409
Interconexion Electrica SA ESP	19,829	78,425
		367,738
Czech Republic — 0.2%
CEZ AS	6,776	305,461

Komercni Banka AS	3,003	89,525
Moneta Money Bank AS	28,138	100,462
		495,448
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	143,059	163,176
Greece — 0.5%
Alpha Services & Holdings SA(1)	87,408	129,638
Athens Water Supply & Sewage Co. SA	574	4,007
Eurobank Ergasias Services & Holdings SA, Class A(1)	124,210	194,157
Fourlis Holdings SA	301	1,416
GEK Terna Holding Real Estate Construction SA(1)	6,392	92,738
Hellenic Telecommunications Organization SA	4,516	69,175
Helleniq Energy Holdings SA	6,337	54,105
JUMBO SA	7,531	174,775
Motor Oil Hellas Corinth Refineries SA	2,912	75,221
Mytilineos SA	3,750	118,118
National Bank of Greece SA(1)	26,488	164,352
OPAP SA	7,277	124,256
Piraeus Financial Holdings SA(1)	91,358	270,140
Public Power Corp. SA(1)	5,060	53,567
Sunrisemezz PLC(1)	4,230	954
Terna Energy SA	3,401	73,390
Titan Cement International SA(1)	2,169	38,523
Viohalco SA	2,419	15,010
		1,653,542
Hong Kong — 0.1%
Ajisen China Holdings Ltd.	4,000	461
Brilliance China Automotive Holdings Ltd.	60,000	23,058
China Energy Development Holdings Ltd.(1)	48,000	460
China First Capital Group Ltd.(1)	5,600	36
China Isotope & Radiation Corp.	2,200	4,610
China Shengmu Organic Milk Ltd.	55,000	2,501
China Zhongwang Holdings Ltd.(1)(2)	86,400	110
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,110
Edvantage Group Holdings Ltd.	89,119	25,174
Glory Sun Financial Group Ltd.(1)	7,000	203
Hi Sun Technology China Ltd.(1)	57,000	5,313
IMAX China Holding, Inc.	4,700	3,701
Kasen International Holdings Ltd.(1)	37,000	1,563
Powerlong Commercial Management Holdings Ltd.(2)	8,500	4,362
Silver Grant International Holdings Group Ltd.(1)	8,000	322
Wharf Holdings Ltd.	140,000	294,070
		367,054
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	10,305	12,430
MOL Hungarian Oil & Gas PLC	32,635	265,700
OTP Bank Nyrt	8,771	273,449
Richter Gedeon Nyrt	4,708	118,793
		670,372
India — 17.2%
360 ONE WAM Ltd.	10,948	55,315
3M India Ltd.	18	5,470
ABB India Ltd.	1,079	53,766
ACC Ltd.	6,924	148,604
Accelya Solutions India Ltd.	926	15,150

Adani Enterprises Ltd.	6,327	190,447
Adani Green Energy Ltd.(1)	6,990	82,350
Adani Ports & Special Economic Zone Ltd.	16,908	150,771
Adani Power Ltd.(1)	54,617	164,525
Adani Total Gas Ltd.	8,578	68,702
Adani Transmission Ltd.(1)	17,822	167,504
Aditya Birla Capital Ltd.(1)	66,865	137,429
Aegis Logistics Ltd.	2,315	10,019
AGI Greenpac Ltd.	5,613	38,740
AIA Engineering Ltd.	2,717	100,623
Ajanta Pharma Ltd.	3,028	47,840
Akzo Nobel India Ltd.	222	6,580
Alembic Ltd.	2,801	2,265
Alembic Pharmaceuticals Ltd.	8,197	54,117
Alkyl Amines Chemicals	545	16,310
Allcargo Logistics Ltd.	9,782	31,447
Allcargo Terminals Ltd.(1)	9,782	8,031
Alok Industries Ltd.(1)	30,788	4,998
Amara Raja Batteries Ltd.	19,399	140,787
Ambuja Cements Ltd.	25,656	131,116
Anant Raj Ltd.	18,514	33,971
Andhra Sugars Ltd.	4,791	6,498
Apar Industries Ltd.	2,902	97,345
APL Apollo Tubes Ltd.	12,471	171,096
Apollo Hospitals Enterprise Ltd.	5,155	287,688
Apollo Tyres Ltd.	57,378	270,770
Arvind Ltd.(1)	19,696	30,391
Ashok Leyland Ltd.	72,030	127,195
Ashoka Buildcon Ltd.(1)	32,514	29,681
Asian Paints Ltd.	4,621	178,036
Aster DM Healthcare Ltd.(1)	20,356	66,320
Astra Microwave Products Ltd.	7,592	31,403
Astral Ltd.	2,185	48,035
AstraZeneca Pharma India Ltd.	87	3,749
Atul Ltd.	395	32,127
AU Small Finance Bank Ltd.	10,280	96,382
AurionPro Solutions Ltd.	3,751	34,507
Aurobindo Pharma Ltd.	28,085	223,430
Aurum Proptech Ltd.(1)	376	528
Avanti Feeds Ltd.	3,130	14,772
Avenue Supermarts Ltd.(1)	1,289	53,981
Axis Bank Ltd., GDR	8,958	494,272
Bajaj Auto Ltd.	3,482	192,003
Bajaj Consumer Care Ltd.	15,148	33,996
Bajaj Electricals Ltd.	5,663	78,157
Bajaj Finance Ltd.	6,886	580,725
Bajaj Finserv Ltd.	8,424	147,489
Bajaj Hindusthan Sugar Ltd.(1)	221,576	39,398
Balaji Amines Ltd.	521	13,234
Balkrishna Industries Ltd.	4,519	124,107
Balrampur Chini Mills Ltd.	18,717	88,690
Bandhan Bank Ltd.(1)	45,128	145,901
BASF India Ltd.	1,301	39,763
Bata India Ltd.	1,352	25,860
Bayer CropScience Ltd.	493	25,194

Berger Paints India Ltd.	6,716	52,726
Best Agrolife Ltd.	1,760	19,578
Bhansali Engineering Polymers Ltd.	2,839	5,326
Bharat Bijlee Ltd.	597	21,928
Bharat Electronics Ltd.	334,098	452,448
Bharat Forge Ltd.	12,134	115,853
Bharat Heavy Electricals Ltd.	45,108	44,590
Bharat Petroleum Corp. Ltd.	83,250	365,539
Bharat Rasayan Ltd.	54	6,458
Bharti Airtel Ltd.	26,351	270,481
Bharti Airtel Ltd. (Partly Paid)	1,882	10,340
Biocon Ltd.	11,885	35,206
Birla Corp. Ltd.	2,240	30,347
Birlasoft Ltd.	11,057	45,797
BLS International Services Ltd.	11,482	25,361
Blue Dart Express Ltd.	342	25,728
Blue Star Ltd.	2,516	43,794
Bombay Burmah Trading Co.	1,082	12,530
Borosil Renewables Ltd.(1)	3,890	25,619
Bosch Ltd.	97	21,753
Brigade Enterprises Ltd.	18,836	127,953
Brightcom Group Ltd.	106,495	23,996
Britannia Industries Ltd.	3,904	219,684
BSE Ltd.	9,680	65,156
Can Fin Homes Ltd.	8,561	73,111
Canara Bank	30,478	113,821
Capacit'e Infraprojects Ltd.(1)	3,479	6,910
Caplin Point Laboratories Ltd.	1,037	9,354
Capri Global Capital Ltd.	937	7,944
Carborundum Universal Ltd.	5,975	82,960
Care Ratings Ltd.	1,529	11,723
Castrol India Ltd.	56,872	77,146
CCL Products India Ltd.	8,126	62,287
Ceat Ltd.	2,618	60,963
Central Depository Services India Ltd.	1,383	17,336
Century Plyboards India Ltd.	4,675	31,436
Century Textiles & Industries Ltd.	3,854	37,146
Cera Sanitaryware Ltd.	557	50,621
CESC Ltd.	31,367	26,215
CG Power & Industrial Solutions Ltd.	12,716	60,333
Chambal Fertilisers & Chemicals Ltd.	25,589	86,545
Chemcon Speciality Chemicals Ltd.	2,882	9,230
Chennai Petroleum Corp. Ltd.	12,992	58,914
Cholamandalam Financial Holdings Ltd.	962	9,293
Cholamandalam Investment & Finance Co. Ltd.	30,012	380,776
Cipla Ltd.	24,070	277,110
City Union Bank Ltd.	59,336	89,629
Coal India Ltd.	129,719	377,820
Cochin Shipyard Ltd.	9,604	57,582
Coforge Ltd.	586	32,192
Colgate-Palmolive India Ltd.	8,447	162,355
Computer Age Management Services Ltd.	2,303	61,625
Container Corp. of India Ltd.	11,799	95,585
Coromandel International Ltd.	13,464	156,105
Cosmo First Ltd.(1)	2,080	15,038

CreditAccess Grameen Ltd.(1)	5,896	87,878
CRISIL Ltd.	880	40,376
Crompton Greaves Consumer Electricals Ltd.	25,183	83,565
CSB Bank Ltd.(1)	5,970	20,055
Cummins India Ltd.	4,689	99,608
Cyient Ltd.	13,890	217,728
Dabur India Ltd.	17,811	119,448
Dalmia Bharat Ltd.	5,784	148,830
Dalmia Bharat Sugar & Industries Ltd.	1,638	7,002
Datamatics Global Services Ltd.	5,211	29,597
DB Corp. Ltd.	13,014	20,876
DCB Bank Ltd.	19,916	28,333
DCM Shriram Ltd.	6,921	71,986
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	67,368
Deepak Nitrite Ltd.	5,774	144,572
Delta Corp. Ltd.	3,208	9,392
Dhani Services Ltd.(1)	4,561	1,914
Dilip Buildcon Ltd.	1,435	3,691
Dish TV India Ltd.(1)	221,711	37,994
Dishman Carbogen Amcis Ltd.(1)	4,829	6,899
Divi's Laboratories Ltd.	3,604	149,894
Dixon Technologies India Ltd.	770	36,058
DLF Ltd.	17,606	100,918
Dr Lal PathLabs Ltd.	2,456	60,245
Dr Reddy's Laboratories Ltd., ADR	6,918	381,804
Dwarikesh Sugar Industries Ltd.	31,044	33,481
eClerx Services Ltd.	2,545	50,080
Edelweiss Financial Services Ltd.	61,398	50,115
Eicher Motors Ltd.	5,508	244,203
EID Parry India Ltd.	12,280	69,840
Elecon Engineering Co. Ltd.	8,207	52,356
Electrosteel Castings Ltd.	36,739	20,759
Emami Ltd.	17,752	83,981
Endurance Technologies Ltd.	938	16,250
Engineers India Ltd.	50,656	67,815
EPL Ltd.	18,139	39,692
Equitas Small Finance Bank Ltd.(1)	34,830	36,303
Eris Lifesciences Ltd.	2,218	17,193
Escorts Kubota Ltd.	5,240	137,618
Eveready Industries India Ltd.(1)	3,403	13,722
Everest Industries Ltd.	1,312	12,875
Excel Industries Ltd.	483	4,893
Exide Industries Ltd.	50,863	129,704
FDC Ltd.(1)	1,453	5,231
Federal Bank Ltd.	223,489	337,811
FIEM Industries Ltd.	780	16,567
Fine Organic Industries Ltd.	202	10,968
Finolex Cables Ltd.	4,004	38,694
Finolex Industries Ltd.	51,489	110,587
Force Motors Ltd.	351	7,561
Future Lifestyle Fashions Ltd.(1)	1,257	74
GAIL India Ltd.	89,154	112,858
Galaxy Surfactants Ltd.	260	7,742
Garden Reach Shipbuilders & Engineers Ltd.	5,677	31,169
Garware Technical Fibres Ltd.	298	10,912

Genus Power Infrastructures Ltd.	9,003	9,953
GHCL Ltd.	11,424	66,807
GHCL Textiles Ltd.(1)	11,424	1,982
GIC Housing Finance Ltd.	7,865	15,908
Gillette India Ltd.	152	8,052
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	22,473
Glenmark Pharmaceuticals Ltd.	24,558	177,498
Globus Spirits Ltd.	1,282	15,640
GMR Airports Infrastructure Ltd.(1)	35,363	17,295
GMR Power & Urban Infra Ltd.(1)	1,505	306
GNA Axles Ltd.	786	6,954
Godawari Power & Ispat Ltd.	8,189	35,560
Godrej Consumer Products Ltd.(1)	6,465	82,638
Godrej Industries Ltd.(1)	830	4,811
Gokaldas Exports Ltd.(1)	4,153	21,989
Granules India Ltd.	14,660	49,972
Graphite India Ltd.	10,458	41,039
Grasim Industries Ltd.	16,923	350,874
Great Eastern Shipping Co. Ltd.	21,003	174,291
Greaves Cotton Ltd.	10,035	15,790
Greenpanel Industries Ltd.	7,398	29,040
Greenply Industries Ltd.	8,512	16,071
Gufic Biosciences Ltd.	3,500	8,398
Gujarat Alkalies & Chemicals Ltd.	3,254	25,476
Gujarat Ambuja Exports Ltd.	15,182	44,391
Gujarat Fluorochemicals Ltd.	757	31,165
Gujarat Gas Ltd.	22,547	137,852
Gujarat Mineral Development Corp. Ltd.	9,795	19,824
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,375	94,987
Gujarat Pipavav Port Ltd.	57,229	74,333
Gujarat State Fertilizers & Chemicals Ltd.	38,670	73,490
Gujarat State Petronet Ltd.	30,729	111,486
Happiest Minds Technologies Ltd.	520	5,773
Hathway Cable & Datacom Ltd.(1)	53,179	8,797
Havells India Ltd.	8,068	127,371
HBL Power Systems Ltd.	15,215	19,696
HCL Technologies Ltd.	54,652	755,030
HDFC Asset Management Co. Ltd.	2,087	49,476
HDFC Life Insurance Co. Ltd.	10,253	73,268
HEG Ltd.	507	7,075
HeidelbergCement India Ltd.	3,441	7,139
Hero MotoCorp Ltd.	6,316	210,476
HFCL Ltd.	55,288	43,159
HG Infra Engineering Ltd.	1,319	14,434
Hikal Ltd.	6,930	25,515
HIL Ltd.	531	18,015
Himadri Speciality Chemical Ltd., ADR	43,396	66,958
Himatsingka Seide Ltd.	1,947	2,210
Hindalco Industries Ltd.	117,216	573,916
Hinduja Global Solutions Ltd.	708	9,652
Hindustan Copper Ltd.	24,302	33,224
Hindustan Oil Exploration Co. Ltd.(1)	4,116	9,021
Hindustan Petroleum Corp. Ltd.	84,803	267,290
Hindustan Unilever Ltd.	12,708	409,532
Hindware Home Innovation Ltd.	5,807	35,935

Hitachi Energy India Ltd.	241	11,197
Honda India Power Products Ltd.	797	21,320
Housing Development Finance Corp. Ltd.	48,461	1,544,247
I G Petrochemicals Ltd.	1,499	8,357
ICICI Bank Ltd., ADR	45,898	1,051,982
ICICI Lombard General Insurance Co. Ltd.	7,483	106,751
ICICI Prudential Life Insurance Co. Ltd.	7,787	43,803
IDFC First Bank Ltd.(1)	227,289	196,402
IDFC Ltd.	117,456	140,568
IFB Industries Ltd.(1)	268	2,604
IFCI Ltd.(1)	199,888	26,653
IIFL Finance Ltd.	26,120	140,500
IIFL Securities Ltd.	5,318	3,770
India Cements Ltd.	22,426	54,764
India Glycols Ltd.	1,220	9,169
Indiabulls Housing Finance Ltd.(1)	54,013	75,046
Indiabulls Real Estate Ltd.(1)	46,013	37,338
IndiaMart InterMesh Ltd.	1,434	96,623
Indian Bank	32,035	104,328
Indian Energy Exchange Ltd.	23,847	44,042
Indian Hotels Co. Ltd.	19,259	90,612
Indian Metals & Ferro Alloys Ltd.	3,462	12,276
Indian Oil Corp. Ltd.	229,124	249,104
Indian Railway Catering & Tourism Corp. Ltd.	9,660	75,726
Indo Count Industries Ltd.	3,348	6,988
Indraprastha Gas Ltd.	1,402	8,134
Indus Towers Ltd.(1)	55,411	102,851
Info Edge India Ltd.	2,252	110,677
Infosys Ltd., ADR	126,708	2,022,260
Inox Wind Ltd.(1)	5,788	9,782
Intellect Design Arena Ltd.	9,903	70,015
InterGlobe Aviation Ltd.(1)	1,748	50,110
IOL Chemicals & Pharmaceuticals Ltd.	943	5,137
Ipca Laboratories Ltd.	11,799	99,875
IRB Infrastructure Developers Ltd.	90,820	31,328
IRCON International Ltd.	61,079	59,817
ITD Cementation India Ltd.	18,327	36,124
J Kumar Infraprojects Ltd.	6,357	19,694
Jagran Prakashan Ltd.	9,956	8,291
Jai Corp. Ltd.	9,007	17,672
Jain Irrigation Systems Ltd.(1)	33,922	16,094
Jaiprakash Associates Ltd.(1)	47,432	4,095
Jaiprakash Power Ventures Ltd.(1)	337,329	24,425
Jammu & Kashmir Bank Ltd.(1)	68,191	47,326
Jamna Auto Industries Ltd.	30,124	35,911
Jindal Poly Films Ltd.	1,475	12,074
Jindal Saw Ltd.	15,519	45,551
Jindal Stainless Ltd.	56,432	200,075
Jindal Steel & Power Ltd.	42,987	268,540
JK Cement Ltd.	2,071	80,267
JK Lakshmi Cement Ltd.	8,876	71,034
JK Paper Ltd.	14,528	57,664
JK Tyre & Industries Ltd.	14,652	32,677
JM Financial Ltd.	90,263	76,480
JSW Energy Ltd.	10,448	32,036

JSW Steel Ltd.	56,729	477,051
Jubilant Foodworks Ltd.	13,800	80,473
Jubilant Ingrevia Ltd.	9,834	46,590
Jubilant Pharmova Ltd.	7,752	30,892
Just Dial Ltd.(1)	979	8,251
Jyothy Labs Ltd.	4,782	12,088
Kajaria Ceramics Ltd.	4,758	73,439
Kalpataru Projects International Ltd.	15,294	99,176
Kansai Nerolac Paints Ltd.	2,339	12,452
Karnataka Bank Ltd.	27,461	50,187
Karur Vysya Bank Ltd.	88,527	113,266
Kaveri Seed Co. Ltd.	3,831	23,259
KEC International Ltd.	22,050	139,081
KEI Industries Ltd.	948	22,854
Kennametal India Ltd.	638	18,105
Kirloskar Ferrous Industries Ltd.	11,193	59,291
Kirloskar Oil Engines Ltd.	3,353	16,394
KNR Constructions Ltd.	12,064	35,986
Kolte-Patil Developers Ltd.	1,397	5,505
Kopran Ltd.	1,454	2,705
Kotak Mahindra Bank Ltd.	16,296	395,860
KPIT Technologies Ltd.	15,137	194,154
KPR Mill Ltd.	5,470	37,915
KRBL Ltd.	8,855	38,988
L&T Finance Holdings Ltd.	123,051	154,681
L&T Technology Services Ltd.	955	44,975
Larsen & Toubro Ltd.	40,383	1,074,778
Laurus Labs Ltd.	27,240	108,831
LG Balakrishnan & Bros Ltd.	4,509	43,711
LIC Housing Finance Ltd.	37,996	170,651
Linde India Ltd.	348	16,622
LT Foods Ltd.	21,706	30,030
LTIMindtree Ltd.	3,442	207,415
Lupin Ltd.	24,078	233,848
Mahanagar Gas Ltd.	7,578	96,785
Maharashtra Seamless Ltd.	4,028	21,815
Mahindra & Mahindra Financial Services Ltd.	53,466	183,443
Mahindra & Mahindra Ltd.	22,782	362,760
Mahindra Lifespace Developers Ltd.	2,988	16,239
Mahindra Logistics Ltd.	3,262	14,185
Maithan Alloys Ltd.	1,132	13,446
Manali Petrochemicals Ltd.	9,199	7,370
Manappuram Finance Ltd.	99,739	132,733
Marico Ltd.	22,586	148,108
Marksans Pharma Ltd.	42,291	43,596
Maruti Suzuki India Ltd.	3,098	350,415
MAS Financial Services Ltd.	1,629	14,483
Mastek Ltd.	528	13,103
Matrimony.com Ltd.	690	5,186
Max Healthcare Institute Ltd.(1)	18,646	123,660
Mayur Uniquoters Ltd.	698	4,033
Mazagon Dock Shipbuilders Ltd.	3,870	37,744
Meghmani Finechem Ltd.	1,763	19,711
Meghmani Organics Ltd.	14,945	14,737
Metropolis Healthcare Ltd.	1,019	16,030

Minda Corp. Ltd.	3,029	10,382
Mirza International Ltd.(1)	9,808	5,986
MOIL Ltd.	7,182	13,467
Motherson Sumi Wiring India Ltd.	46,208	32,265
Motilal Oswal Financial Services Ltd.	5,586	42,989
Mphasis Ltd.	7,194	168,939
MRF Ltd.	187	219,530
MSTC Ltd.	1,029	3,812
Multi Commodity Exchange of India Ltd.	4,385	77,025
Muthoot Finance Ltd.	13,678	184,242
Narayana Hrudayalaya Ltd.	5,794	62,480
Natco Pharma Ltd.	7,670	57,366
National Aluminium Co. Ltd.	141,463	143,057
Nava Ltd.	11,704	33,988
NBCC India Ltd.	65,976	33,759
NCC Ltd.	106,551	153,372
NELCO Ltd.	701	5,236
Neogen Chemicals Ltd.	823	15,994
NESCO Ltd.	711	5,199
Nestle India Ltd.	765	200,303
Neuland Laboratories Ltd.	579	19,200
New Delhi Television Ltd.(1)	5,178	14,876
Newgen Software Technologies Ltd.	1,964	15,120
NIIT Ltd.(1)	9,326	45,057
Nippon Life India Asset Management Ltd.	13,564	40,918
NOCIL Ltd.	1,719	4,565
NTPC Ltd.	286,316	600,447
Oberoi Realty Ltd.	6,424	72,176
Oil & Natural Gas Corp. Ltd.	186,770	349,260
Oil India Ltd.	48,505	150,701
OnMobile Global Ltd.(1)	3,493	3,125
Oracle Financial Services Software Ltd.	2,888	126,706
Orient Cement Ltd.	17,095	27,601
Orient Electric Ltd.	1,553	4,479
Page Industries Ltd.	239	111,912
Paisalo Digital Ltd.	11,790	7,747
Panama Petrochem Ltd.	4,381	14,747
PC Jeweller Ltd.(1)	24,410	6,926
PCBL Ltd.	28,612	47,187
Persistent Systems Ltd.	3,817	236,443
Petronet LNG Ltd.	85,800	233,902
Phoenix Mills Ltd.	2,284	40,473
PI Industries Ltd.	1,641	71,701
Pidilite Industries Ltd.	3,031	95,457
Piramal Enterprises Ltd.	5,916	55,094
Piramal Pharma Ltd.(1)	16,756	16,463
PNB Housing Finance Ltd.(1)	19,386	118,249
PNC Infratech Ltd.	17,907	67,928
Polycab India Ltd.	446	18,436
Polyplex Corp. Ltd.	2,781	45,556
Poonawalla Fincorp Ltd.	2,566	10,702
Power Finance Corp. Ltd.	10,140	22,326
Power Grid Corp. of India Ltd.	212,270	599,463
Power Mech Projects Ltd.	755	28,937
Praj Industries Ltd.	14,187	67,418

Prestige Estates Projects Ltd.	8,021	46,798
Pricol Ltd.(1)	15,569	43,673
Prince Pipes & Fittings Ltd.	1,925	14,646
Prism Johnson Ltd.(1)	6,392	9,338
PSP Projects Ltd.	2,983	25,821
PTC India Ltd.	37,861	45,564
Quess Corp. Ltd.	4,622	22,649
Radico Khaitan Ltd.	4,520	63,821
Rain Industries Ltd.	2,672	4,920
Rajesh Exports Ltd.	5,055	33,924
Rallis India Ltd.	2,331	5,341
Ramco Cements Ltd.	13,177	143,777
Rashtriya Chemicals & Fertilizers Ltd.	15,657	19,375
Ratnamani Metals & Tubes Ltd.	1,240	34,645
Raymond Ltd.	7,599	143,540
RBL Bank Ltd.(1)	83,585	163,493
REC Ltd.	174,502	298,258
Redington Ltd.	104,302	219,370
Redtape Ltd.(1)	9,808	26,064
Relaxo Footwears Ltd.	466	5,075
Reliance Industrial Infrastructure Ltd.	626	6,864
Reliance Industries Ltd., GDR	49,220	2,907,753
Reliance Infrastructure Ltd.(1)	38,258	62,136
Reliance Power Ltd.(1)	428,008	66,839
Repco Home Finance Ltd.	8,841	27,848
Rico Auto Industries Ltd.	24,063	23,669
RITES Ltd.	9,491	42,949
Route Mobile Ltd.	3,710	64,300
Rupa & Co. Ltd.	2,495	7,985
Samvardhana Motherson International Ltd.	121,878	116,278
Sanofi India Ltd.	867	71,161
Sarda Energy & Minerals Ltd.(1)	1,168	16,481
Saregama India Ltd.	1,980	7,757
SBI Cards & Payment Services Ltd.	6,809	75,394
SBI Life Insurance Co. Ltd.	8,184	121,996
Schaeffler India Ltd.	875	31,346
Sharda Cropchem Ltd.	3,173	18,437
Share India Securities Ltd.	244	3,814
Shipping Corp. of India Ltd.	5,563	6,369
Shipping Corp. of India Ltd.(1)	5,563	1,819
Shree Cement Ltd.	650	197,516
Shree Renuka Sugars Ltd.(1)	13,699	6,934
Shriram Finance Ltd.	24,365	411,750
Siemens Ltd.	1,247	53,457
SKF India Ltd.	1,718	91,638
Sobha Ltd.	5,591	35,149
Sonata Software Ltd.	13,327	156,340
South Indian Bank Ltd.(1)	171,863	35,757
Southern Petrochemical Industries Corp. Ltd.	17,726	13,779
Spandana Sphoorty Financial Ltd.(1)	2,425	21,027
SRF Ltd.	5,107	155,321
Star Cement Ltd.(1)	19,725	31,602
State Bank of India, GDR	6,850	475,876
Sterling & Wilson Renewable(1)	4,243	14,619
Sterling Tools Ltd.	2,980	12,349

Sterlite Technologies Ltd.	13,985	25,132
Stove Kraft Ltd.(1)	1,472	7,520
Strides Pharma Science Ltd.(1)	2,601	11,294
Sudarshan Chemical Industries Ltd.	3,424	19,163
Sumitomo Chemical India Ltd.	4,396	21,153
Sun Pharma Advanced Research Co. Ltd.(1)	1,889	4,319
Sun Pharmaceutical Industries Ltd.	38,001	448,062
Sun TV Network Ltd.	13,399	71,864
Sundaram Finance Ltd.	691	21,250
Sundram Fasteners Ltd.	4,294	58,513
Sunflag Iron & Steel Co. Ltd.(1)	6,118	10,759
Sunteck Realty Ltd.	3,995	13,570
Suprajit Engineering Ltd.	6,701	30,571
Supreme Industries Ltd.	4,071	135,829
Supreme Petrochem Ltd.	2,356	10,236
Surya Roshni Ltd.	3,625	34,182
Suven Pharmaceuticals Ltd.	9,498	54,748
Suzlon Energy Ltd.(1)	129,796	18,396
Tamil Nadu Newsprint & Papers Ltd.	7,235	19,632
Tamilnadu Petroproducts Ltd.	7,021	6,599
Tanla Platforms Ltd.	12,047	114,521
Tata Chemicals Ltd.	13,140	153,959
Tata Communications Ltd.	9,129	143,069
Tata Consultancy Services Ltd.	35,047	1,391,331
Tata Consumer Products Ltd.	10,352	99,861
Tata Elxsi Ltd.	1,108	99,230
Tata Investment Corp. Ltd.	1,603	42,835
Tata Metaliks Ltd.	2,409	22,220
Tata Motors Ltd.(1)	33,000	209,580
Tata Power Co. Ltd.	75,964	195,711
Tata Steel Long Products Ltd.	1,631	12,672
Tata Steel Ltd.	578,637	739,420
TCI Express Ltd.	457	8,759
TeamLease Services Ltd.(1)	553	14,846
Tech Mahindra Ltd.	45,338	610,100
Tejas Networks Ltd.(1)	1,973	16,597
Texmaco Rail & Engineering Ltd.	26,769	18,051
Thermax Ltd.	4,851	136,806
Thirumalai Chemicals Ltd.	10,204	22,253
Thyrocare Technologies Ltd.	472	2,576
Tide Water Oil Co. India Ltd.	360	3,775
Time Technoplast Ltd.	12,032	13,510
Tinplate Co. of India Ltd.	3,598	13,806
Titagarh Wagons Ltd.(1)	11,407	48,573
Titan Co. Ltd.	3,689	125,761
Torrent Pharmaceuticals Ltd.	8,544	189,373
Torrent Power Ltd.	13,079	87,099
Tourism Finance Corp. of India Ltd.	16,582	14,211
TransIndia Realty & Logistics Parks Ltd.(1)	9,782	8,031
Transport Corp. of India Ltd.	1,642	14,065
Trent Ltd.	2,565	48,331
Trident Ltd.	131,594	51,844
Triveni Engineering & Industries Ltd.	12,778	42,418
Triveni Turbine Ltd.	9,259	44,715
Tube Investments of India Ltd.	6,219	215,033

TV Today Network Ltd.	2,282	5,258
TV18 Broadcast Ltd.(1)	50,440	21,372
TVS Motor Co. Ltd.	3,225	50,718
Uflex Ltd.	5,373	26,348
Ujjivan Financial Services Ltd.	1,463	6,376
UltraTech Cement Ltd.	4,249	403,502
Union Bank of India Ltd.	17,616	15,107
United Spirits Ltd.(1)	12,264	130,774
UPL Ltd.	22,975	189,999
Usha Martin Ltd.	12,880	35,439
UTI Asset Management Co. Ltd.	5,255	44,954
VA Tech Wabag Ltd.(1)	2,681	14,860
Vaibhav Global Ltd.	1,025	3,723
Vakrangee Ltd.	31,841	6,435
Valiant Organics Ltd.	1,671	12,004
Vardhman Textiles Ltd.(1)	18,897	73,446
Varroc Engineering Ltd.(1)	5,823	21,688
Varun Beverages Ltd.	7,731	158,155
Vedanta Ltd.	73,896	248,211
Venky's India Ltd.	238	4,714
V-Guard Industries Ltd.	2,008	6,094
VIP Industries Ltd.	1,621	11,869
Vishnu Chemicals Ltd.	3,320	13,013
Vodafone Idea Ltd.(1)	232,783	20,232
Voltas Ltd.	1,275	12,640
VRL Logistics Ltd.(1)	6,022	54,191
Welspun Corp. Ltd.	23,565	71,837
Welspun Enterprises Ltd.	17,802	32,484
Welspun India Ltd.	41,434	46,114
West Coast Paper Mills Ltd.	5,873	38,569
Westlife Foodworld Ltd.(1)	808	7,527
Wipro Ltd., ADR	63,936	312,008
Wockhardt Ltd.(1)	1,829	3,724
Yes Bank Ltd.(1)	673,890	131,805
Zee Entertainment Enterprises Ltd.	65,242	153,521
Zensar Technologies Ltd.	10,622	47,368
		52,261,463
Indonesia — 2.2%
ABM Investama Tbk PT	109,100	20,245
Ace Hardware Indonesia Tbk PT	107,700	4,524
Adaro Energy Indonesia Tbk PT	1,082,800	147,141
Adaro Minerals Indonesia Tbk PT(1)	364,600	18,961
Adhi Karya Persero Tbk PT(1)	245,413	5,532
Adi Sarana Armada Tbk PT(1)	73,600	5,422
Agung Podomoro Land Tbk PT(1)	80,200	722
AKR Corporindo Tbk PT	983,900	89,542
Alam Sutera Realty Tbk PT(1)	534,300	6,163
Aneka Tambang Tbk PT	557,100	70,371
Astra Agro Lestari Tbk PT	40,600	19,088
Astra International Tbk PT	755,200	324,450
Astrindo Nusantara Infrastructure Tbk PT(1)	4,007,500	37,685
Bank BTPN Syariah Tbk PT	269,000	34,113
Bank Bukopin Tbk PT(1)	1,089,998	7,196
Bank Central Asia Tbk PT	985,200	594,497
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	1,718

Bank Jago Tbk PT(1)	31,000	4,919
Bank Mandiri Persero Tbk PT	2,019,800	681,566
Bank Negara Indonesia Persero Tbk PT	404,100	243,760
Bank Pan Indonesia Tbk PT	266,100	19,267
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	248,200	20,111
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	4,922
Bank Rakyat Indonesia Persero Tbk PT	1,737,797	645,745
Bank Syariah Indonesia Tbk PT	68,639	7,917
Bank Tabungan Negara Persero Tbk PT	495,645	42,304
Barito Pacific Tbk PT(1)	255,310	12,938
BFI Finance Indonesia Tbk PT	722,900	62,890
Blue Bird Tbk PT	139,500	16,745
Buana Lintas Lautan Tbk PT(1)	553,700	3,951
Bukalapak.com Tbk PT(1)	3,493,700	49,310
Bukit Asam Tbk PT	421,600	86,004
Bumi Resources Tbk PT(1)	1,787,700	11,442
Bumi Serpong Damai Tbk PT(1)	732,100	51,264
Buyung Poetra Sembada PT	68,000	404
Charoen Pokphand Indonesia Tbk PT	212,200	70,075
Ciputra Development Tbk PT	1,125,200	80,296
Delta Dunia Makmur Tbk PT	708,900	14,182
Dharma Satya Nusantara Tbk PT(1)	840,800	31,938
Elnusa Tbk PT	183,200	4,030
Erajaya Swasembada Tbk PT	964,900	31,137
Gajah Tunggal Tbk PT(1)	82,900	4,342
Global Mediacom Tbk PT(1)	881,800	17,050
Harum Energy Tbk PT	351,900	33,058
Indah Kiat Pulp & Paper Tbk PT	200,300	92,112
Indika Energy Tbk PT	278,900	31,885
Indo Tambangraya Megah Tbk PT	50,300	74,163
Indocement Tunggal Prakarsa Tbk PT	92,200	60,820
Indofood CBP Sukses Makmur Tbk PT	49,400	38,539
Indofood Sukses Makmur Tbk PT	24,900	11,791
Indosat Tbk PT	103,000	57,024
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	453,652	21,949
Japfa Comfeed Indonesia Tbk PT	481,300	38,361
Jasa Marga Persero Tbk PT	147,500	32,748
Kalbe Farma Tbk PT	769,000	104,147
Kresna Graha Investama Tbk PT(1)	28,000	93
Lippo Karawaci Tbk PT(1)	765,000	4,746
Malindo Feedmill Tbk PT(1)	13,400	382
Matahari Department Store Tbk PT	145,500	35,910
Medco Energi Internasional Tbk PT	1,203,840	72,542
Media Nusantara Citra Tbk PT(1)	624,400	26,643
Medikaloka Hermina Tbk PT	527,400	46,360
Merdeka Copper Gold Tbk PT(1)	385,651	77,124
Mitra Adiperkasa Tbk PT(1)	1,428,700	169,081
Mitra Keluarga Karyasehat Tbk PT	306,200	55,300
Mitra Pinasthika Mustika Tbk PT	157,800	12,155
Pabrik Kertas Tjiwi Kimia Tbk PT	135,800	51,840
Pacific Strategic Financial Tbk PT(1)	340,600	25,221
Pakuwon Jati Tbk PT	1,083,400	33,800
Panin Financial Tbk PT	1,013,700	17,305
Perusahaan Gas Negara Tbk PT	538,400	51,303
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	22,060

PP Persero Tbk PT(1)	159,800	5,431
Puradelta Lestari Tbk PT	105,100	1,177
Rimo International Lestari Tbk PT(1)	329,900	—
Salim Ivomas Pratama Tbk PT	44,700	1,115
Samator Indo Gas Tbk PT	86,700	11,100
Samudera Indonesia Tbk PT	1,064,000	24,837
Sarana Menara Nusantara Tbk PT	1,238,500	81,763
Sawit Sumbermas Sarana Tbk PT	567,700	57,741
Selamat Sempurna Tbk PT	68,200	7,939
Semen Indonesia Persero Tbk PT	250,307	96,749
Siloam International Hospitals Tbk PT	16,000	1,760
Smartfren Telecom Tbk PT(1)	3,336,600	13,355
Sri Rejeki Isman Tbk PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	4,681
Sumber Alfaria Trijaya Tbk PT	938,300	165,183
Summarecon Agung Tbk PT	747,358	31,898
Surya Citra Media Tbk PT	478,000	4,399
Surya Esa Perkasa Tbk PT	400,700	13,040
Surya Semesta Internusa Tbk PT(1)	20,600	605
Telkom Indonesia Persero Tbk PT, ADR	21,177	576,650
Temas Tbk PT	1,259,000	24,192
Timah Tbk PT	278,200	17,250
Tower Bersama Infrastructure Tbk PT	253,700	36,022
Transcoal Pacific Tbk PT	29,600	13,627
Tunas Baru Lampung Tbk PT	24,900	1,038
Unilever Indonesia Tbk PT	362,700	109,573
United Tractors Tbk PT	126,200	187,378
Vale Indonesia Tbk PT	175,600	73,716
Waskita Beton Precast Tbk PT(1)	48,300	161
Waskita Karya Persero Tbk PT(1)	384,292	5,179
Wijaya Karya Persero Tbk PT(1)	513,000	12,513
XL Axiata Tbk PT	550,900	72,868
		6,557,281
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,319
Aeon Co. M Bhd	118,600	33,906
AEON Credit Service M Bhd	500	1,235
AGMO Holdings Bhd(1)	1,248	139
Alliance Bank Malaysia Bhd	145,500	108,741
AMMB Holdings Bhd	173,800	137,003
Ann Joo Resources Bhd(1)	16,600	3,591
Astro Malaysia Holdings Bhd	23,800	3,453
ATA IMS Bhd(1)	139,900	7,875
Axiata Group Bhd	65,600	39,482
Bank Islam Malaysia Bhd	36,800	14,755
Berjaya Corp. Bhd(1)	415,896	24,752
Berjaya Food Bhd	67,300	8,956
Bermaz Auto Bhd	158,400	74,458
Boustead Plantations Bhd	74,900	10,873
Bumi Armada Bhd(1)	545,900	73,812
Bursa Malaysia Bhd	49,100	65,942
Cahya Mata Sarawak Bhd	117,500	27,727
Capital A Bhd(1)	33,100	5,592
Careplus Group Bhd(1)	13,500	862
Carlsberg Brewery Malaysia Bhd	2,500	11,198

CELCOMDIGI Bhd	124,100	120,184
CIMB Group Holdings Bhd	267,250	278,975
Coastal Contracts Bhd(1)	3,400	1,669
Comfort Glove Bhd(1)	6,800	574
CSC Steel Holdings Bhd	18,100	4,430
Cypark Resources Bhd(1)	15,400	2,099
Dagang NeXchange Bhd(1)	250,700	22,772
Dayang Enterprise Holdings Bhd	17,100	4,328
Dialog Group Bhd	69,000	32,264
DRB-Hicom Bhd	87,800	25,088
Dufu Technology Corp. Bhd	2,800	1,174
Eco World Development Group Bhd	95,100	15,332
Econpile Holdings Bhd(1)	5,500	232
Ekovest Bhd(1)	134,300	10,455
Focus Dynamics Group Bhd(1)	55,800	181
Fraser & Neave Holdings Bhd	5,300	29,043
Frontken Corp. Bhd	54,000	36,346
Gamuda Bhd	197,625	190,118
Genting Bhd	118,100	107,380
Genting Malaysia Bhd	145,200	78,919
Genting Plantations Bhd	6,300	8,192
Globetronics Technology Bhd	12,200	3,116
Greatech Technology Bhd(1)	15,100	13,493
Hai-O Enterprise Bhd	2,076	490
HAP Seng Consolidated Bhd	16,900	13,255
Hartalega Holdings Bhd	202,400	100,649
Heineken Malaysia Bhd	9,800	56,338
Hengyuan Refining Co. Bhd	5,300	3,602
Hextar Global Bhd	116,220	18,620
Hextar Healthcare Bhd(1)	61,100	3,570
Hiap Teck Venture Bhd	125,000	8,254
Hibiscus Petroleum Bhd	304,300	59,872
Hong Leong Bank Bhd	13,300	55,797
Hong Leong Capital Bhd	8,700	11,645
Hong Leong Financial Group Bhd	8,500	31,897
Hong Leong Industries Bhd	400	797
IHH Healthcare Bhd	14,000	17,501
IJM Corp. Bhd	261,800	93,036
Inari Amertron Bhd	104,900	57,183
IOI Corp. Bhd	75,900	60,608
IOI Properties Group Bhd	41,800	9,867
JAKS Resources Bhd(1)	11,180	460
Jaya Tiasa Holdings Bhd	104,500	14,027
Kossan Rubber Industries Bhd	136,100	43,646
KPJ Healthcare Bhd	246,800	63,084
KSL Holdings Bhd(1)	5,500	977
Kuala Lumpur Kepong Bhd	18,400	83,197
Land & General Bhd	29,900	680
LBS Bina Group Bhd	8,961	796
Leong Hup International Bhd	5,600	679
Lii Hen Industries Bhd	4,200	764
Lotte Chemical Titan Holding Bhd	20,000	5,154
Luxchem Corp. Bhd	20,900	2,150
Mah Sing Group Bhd	51,600	6,651
Malakoff Corp. Bhd	6,800	891

Malayan Banking Bhd	162,949	305,302
Malayan Flour Mills Bhd	26,300	3,704
Malaysia Airports Holdings Bhd	28,080	42,028
Malaysia Building Society Bhd	190,000	25,506
Malaysia Marine & Heavy Engineering Holdings Bhd	4,700	539
Malaysian Pacific Industries Bhd	8,600	50,213
Malaysian Resources Corp. Bhd	9,900	643
Matrix Concepts Holdings Bhd	18,300	5,827
Maxis Bhd	121,700	108,355
Media Prima Bhd(1)	58,500	5,130
Mega First Corp. Bhd	4,200	3,005
MISC Bhd	64,900	102,568
MKH Bhd	2,900	753
MR DIY Group M Bhd	67,500	22,949
Muhibbah Engineering M Bhd(1)	2,000	281
My EG Services Bhd	132,900	24,167
Naim Holdings Bhd(1)	4,300	466
Nestle Malaysia Bhd	2,200	63,840
OCK Group Bhd(1)	7,100	584
OSK Holdings Bhd	6,600	1,408
Padini Holdings Bhd	12,900	10,395
Paramount Corp. Bhd	3,400	585
Perak Transit Bhd	5,566	1,302
PESTECH International Bhd(1)	29,625	1,476
Petronas Chemicals Group Bhd	95,500	135,563
Petronas Dagangan Bhd	10,200	46,664
Petronas Gas Bhd	38,100	138,175
Poh Huat Resources Holdings Bhd	2,800	782
PPB Group Bhd	15,500	54,626
Press Metal Aluminium Holdings Bhd	57,100	56,965
Public Bank Bhd	476,700	393,377
QL Resources Bhd	31,850	38,272
Ranhill Utilities Bhd	3,829	452
RHB Bank Bhd	109,675	127,112
Sam Engineering & Equipment M Bhd	2,400	2,429
Sapura Energy Bhd(1)	43,200	328
Sarawak Oil Palms Bhd	31,800	16,666
Scientex Bhd	22,400	16,112
Serba Dinamik Holdings Bhd(1)	4,000	17
Sime Darby Bhd	142,000	63,625
Sime Darby Plantation Bhd	140,700	128,371
Sime Darby Property Bhd	33,900	3,412
SP Setia Bhd Group	120,300	13,801
Sports Toto Bhd	7,536	2,123
Sunway Bhd	82,300	27,988
Sunway Construction Group Bhd	11,200	4,075
Supermax Corp. Bhd	208,043	43,447
Syarikat Takaful Malaysia Keluarga Bhd	18,100	13,250
Ta Ann Holdings Bhd	26,400	19,321
Telekom Malaysia Bhd	84,600	93,369
Tenaga Nasional Bhd	78,100	160,864
Thong Guan Industries Bhd	2,400	1,148
TIME dotCom Bhd	58,200	67,661
Tiong NAM Logistics Holdings(1)	26,900	4,133
Top Glove Corp. Bhd(1)	238,700	58,870

Tropicana Corp. Bhd(1)	4,807	1,426
TSH Resources Bhd	77,200	15,629
Uchi Technologies Bhd	7,500	5,425
UEM Sunrise Bhd	6,800	390
UMW Holdings Bhd	45,200	37,700
Unisem M Bhd	51,700	34,899
United Plantations Bhd	5,000	16,677
UWC Bhd	6,400	4,136
Velesto Energy Bhd(1)	623,700	31,018
ViTrox Corp. Bhd	4,000	6,757
Vizione Holdings Bhd(1)	5,100	55
VS Industry Bhd	66,800	11,576
Wah Seong Corp. Bhd(1)	16,200	3,104
WCT Holdings Bhd	7,446	668
Westports Holdings Bhd	38,900	31,847
Yinson Holdings Bhd	163,020	91,807
YTL Corp. Bhd	27,796	5,839
YTL Power International Bhd	117,700	34,660
		5,315,809
Mexico — 2.9%
Alfa SAB de CV, Class A	292,300	178,794
Alpek SAB de CV(2)	45,690	45,615
Alsea SAB de CV(1)	62,200	180,914
America Movil SAB de CV, ADR(1)	43,995	935,334
Arca Continental SAB de CV	12,800	129,382
Banco del Bajio SA	128,877	405,377
Becle SAB de CV	4,400	10,390
Bolsa Mexicana de Valores SAB de CV	21,100	44,362
Cemex SAB de CV, ADR(1)	45,449	272,694
Coca-Cola Femsa SAB de CV	36,405	301,773
Consorcio ARA SAB de CV	4,900	1,028
Controladora AXTEL SAB de CV(1)	292,300	4,478
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	4,039	55,738
Corp. Inmobiliaria Vesta SAB de CV	45,700	144,703
El Puerto de Liverpool SAB de CV, Class C1	600	3,508
Fomento Economico Mexicano SAB de CV, ADR	6,998	704,069
GCC SAB de CV	8,600	66,081
Genomma Lab Internacional SAB de CV, Class B	169,300	142,415
Gentera SAB de CV	249,100	268,125
Gruma SAB de CV, B Shares	12,085	186,402
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,145	425,234
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,290	228,111
Grupo Aeroportuario del Sureste SAB de CV, ADR	306	85,787
Grupo Bimbo SAB de CV, Series A	35,600	190,870
Grupo Carso SAB de CV, Series A1	23,000	133,951
Grupo Comercial Chedraui SA de CV	33,500	173,892
Grupo Financiero Banorte SAB de CV, Class O	114,796	922,444
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	286,932
Grupo GICSA SAB de CV(1)	8,000	981
Grupo Industrial Saltillo SAB de CV	1,800	3,142
Grupo Mexico SAB de CV, Series B	126,594	564,660
Grupo Rotoplas SAB de CV(1)	1,969	3,116
Grupo Televisa SAB, ADR	36,065	173,473
Grupo Traxion SAB de CV(1)(2)	4,600	9,427
Hoteles City Express SAB de CV(1)	1,300	567

Industrias Penoles SAB de CV(1)	14,020	213,974
Kimberly-Clark de Mexico SAB de CV, A Shares	48,400	98,912
La Comer SAB de CV	32,900	71,588
Megacable Holdings SAB de CV	49,200	114,315
Nemak SAB de CV(1)	615,840	143,785
Orbia Advance Corp. SAB de CV	49,300	104,208
Promotora y Operadora de Infraestructura SAB de CV	18,350	178,624
Qualitas Controladora SAB de CV(2)	31,800	214,918
Regional SAB de CV	4,890	38,094
Wal-Mart de Mexico SAB de CV	82,697	314,584
		8,776,771
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	37,087	252,563
Credicorp Ltd.	1,767	228,738
Intercorp Financial Services, Inc.	4,299	91,354
Southern Copper Corp.	2,512	167,726
		740,381
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	79,690	77,218
Aboitiz Power Corp.	12,100	8,004
ACEN Corp.(1)	112,530	11,738
Alliance Global Group, Inc.	166,000	39,186
Ayala Corp.	10,600	124,510
Ayala Land, Inc.	224,700	105,164
Ayalaland Logistics Holdings Corp.(1)	17,000	848
Bank of the Philippine Islands	85,711	152,538
BDO Unibank, Inc.	96,360	233,481
Cebu Air, Inc.(1)	6,390	4,751
Century Pacific Food, Inc.	41,200	17,117
Converge Information & Communications Technology Solutions, Inc.(1)	156,800	30,372
Cosco Capital, Inc.	51,700	4,492
DMCI Holdings, Inc.	574,500	96,801
DoubleDragon Corp.	2,700	356
East West Banking Corp.	5,400	678
EEI Corp.(1)	5,000	490
Filinvest Land, Inc.	41,000	518
First Gen Corp.	22,300	7,818
Ginebra San Miguel, Inc.	1,300	3,356
Global Ferronickel Holdings, Inc.	171,000	6,634
Globe Telecom, Inc.	1,865	56,465
GT Capital Holdings, Inc.	8,670	79,643
Integrated Micro-Electronics, Inc.(1)	6,600	600
International Container Terminal Services, Inc.	46,430	161,229
JG Summit Holdings, Inc.	121,203	103,584
Jollibee Foods Corp.	32,680	137,085
Manila Electric Co.	8,850	51,484
Manila Water Co., Inc.	32,900	10,564
Max's Group, Inc.	4,100	329
Megaworld Corp.	712,000	25,854
Metro Pacific Investments Corp.	1,331,000	103,110
Metropolitan Bank & Trust Co.	222,900	228,715
Monde Nissin Corp.	229,500	33,119
Nickel Asia Corp.	273,100	29,187
Petron Corp.	75,000	5,273
PLDT, Inc., ADR(2)	4,443	93,925

Puregold Price Club, Inc.	65,600	35,369
Robinsons Land Corp.	91,300	22,590
Robinsons Retail Holdings, Inc.	34,190	31,289
Security Bank Corp.	57,680	87,301
Semirara Mining & Power Corp.	89,900	44,799
Shell Pilipinas Corp.	1,600	447
SM Investments Corp.	5,995	99,138
SM Prime Holdings, Inc.	134,900	78,512
Universal Robina Corp.	32,640	81,600
Vista Land & Lifescapes, Inc.	62,800	1,913
Wilcon Depot, Inc.	81,300	41,114
		2,570,308
Poland — 0.9%
Alior Bank SA(1)	13,298	126,951
Allegro.eu SA(1)	9,307	78,220
AmRest Holdings SE(1)	2,830	14,868
Asseco Poland SA	1,398	27,201
Bank Millennium SA(1)	82,872	87,254
Bank Polska Kasa Opieki SA	5,325	121,217
Budimex SA	202	16,093
CCC SA(1)	6,448	69,636
CD Projekt SA	3,015	86,366
Cyfrowy Polsat SA	4,067	14,848
Dino Polska SA(1)	1,614	158,740
Enea SA(1)	9,353	14,156
Eurocash SA	2,586	10,188
Grenevia SA(1)	6,958	5,266
Grupa Azoty SA(1)	5,389	32,469
Jastrzebska Spolka Weglowa SA(1)	7,794	70,843
KGHM Polska Miedz SA	6,983	173,132
KRUK SA(1)	2,018	176,561
LiveChat Software SA	1,804	56,264
LPP SA	65	184,539
Lubelski Wegiel Bogdanka SA	109	990
mBank SA(1)	675	56,302
Mercator Medical SA(1)	146	1,468
Neuca SA(1)	24	4,076
Orange Polska SA	90,449	154,345
Pepco Group NV(1)	5,534	52,378
PGE Polska Grupa Energetyczna SA(1)	20,198	32,038
PKP Cargo SA(1)	196	790
Polski Koncern Naftowy ORLEN SA	27,322	389,019
Powszechna Kasa Oszczednosci Bank Polski SA	14,593	110,754
Powszechny Zaklad Ubezpieczen SA	14,313	130,509
Santander Bank Polska SA(1)	2,242	178,671
Tauron Polska Energia SA(1)	95,228	49,932
TEN Square Games SA	170	3,295
Warsaw Stock Exchange	783	7,043
XTB SA	8,988	87,403
		2,783,825
Russia(3)†
Gazprom PJSC	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—

Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC	849	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK Co. Ltd., GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	474
X5 Retail Group NV, GDR(1)	2,570	—
		479
South Africa — 3.5%
Absa Group Ltd.	52,965	414,423
Adcock Ingram Holdings Ltd.	305	790
Advtech Ltd.	12,737	11,186
AECI Ltd.	8,701	37,113
African Rainbow Minerals Ltd.	10,125	105,800
Afrimat Ltd.	756	2,020
Alexander Forbes Group Holdings Ltd.	4,775	1,328
Anglo American Platinum Ltd.	1,400	80,537
AngloGold Ashanti Ltd., ADR	23,669	572,790
Aspen Pharmacare Holdings Ltd.	28,259	245,807
Astral Foods Ltd.	7,442	53,541
Aveng Ltd.(1)	7,715	3,669
AVI Ltd.	27,930	87,961
Balwin Properties Ltd.	4,197	589
Barloworld Ltd.	29,587	124,822
Bid Corp. Ltd.	8,305	176,997
Bidvest Group Ltd.	8,951	108,122
Blue Label Telecoms Ltd.(1)	5,048	928
Brait PLC(1)(2)	4,194	675
Capitec Bank Holdings Ltd.(2)	1,630	111,515
Cashbuild Ltd.	488	4,029
City Lodge Hotels Ltd.	2,646	632
Clicks Group Ltd.	9,263	110,326
Coronation Fund Managers Ltd.	24,694	39,374
Curro Holdings Ltd.	45,943	17,928
Dis-Chem Pharmacies Ltd.	25,081	27,911
Discovery Ltd.(1)	14,687	98,630
DRDGOLD Ltd.	20,138	22,576
EOH Holdings Ltd.(1)	1,194	99
Exxaro Resources Ltd.	13,410	109,109
Famous Brands Ltd.	293	918
FirstRand Ltd.	141,744	434,675
Foschini Group Ltd.	26,188	111,353
Gold Fields Ltd., ADR	49,059	741,772
Grindrod Ltd.	68,214	31,279

Harmony Gold Mining Co. Ltd., ADR	67,008	315,608
Impala Platinum Holdings Ltd.	60,833	488,429
Investec Ltd.	18,763	94,650
KAL Group Ltd.	177	322
KAP Ltd.	178,079	20,080
Kumba Iron Ore Ltd.	3,565	78,362
Lewis Group Ltd.	508	1,021
Life Healthcare Group Holdings Ltd.	96,456	91,517
Metair Investments Ltd.(1)	1,914	1,822
MiX Telematics Ltd., ADR(2)	83	601
Momentum Metropolitan Holdings	222,391	190,782
Motus Holdings Ltd.	6,328	29,106
Mpact Ltd.	965	1,280
Mr Price Group Ltd.	12,571	79,323
MTN Group Ltd.	75,745	468,633
MultiChoice Group	21,390	106,375
Murray & Roberts Holdings Ltd.(1)(2)	1,453	72
Naspers Ltd., N Shares	3,425	516,673
Nedbank Group Ltd.	29,954	316,317
NEPI Rockcastle NV	41,602	236,863
Netcare Ltd.	121,001	84,179
Ninety One Ltd.	15,489	31,542
Northam Platinum Holdings Ltd.(1)	29,884	246,425
Oceana Group Ltd.	464	1,704
Old Mutual Ltd.	421,474	228,342
Omnia Holdings Ltd.	30,120	87,469
OUTsurance Group Ltd.	43,611	70,052
Pepkor Holdings Ltd.	20,522	14,687
Pick n Pay Stores Ltd.(2)	27,885	44,689
PPC Ltd.(1)	125,428	14,308
Raubex Group Ltd.	2,320	2,877
Reinet Investments SCA	11,800	234,446
Remgro Ltd.	31,820	212,428
Reunert Ltd.	3,156	8,981
RFG Holdings Ltd.	1,040	533
RMB Holdings Ltd.	8,812	220
Royal Bafokeng Platinum Ltd.	15,814	108,567
Sanlam Ltd.	47,525	124,841
Santam Ltd.	2,838	37,684
Sappi Ltd.(2)	75,826	167,740
Sasol Ltd., ADR(2)	26,634	307,889
Shoprite Holdings Ltd.	14,624	144,998
Sibanye Stillwater Ltd., ADR(2)	53,939	385,124
Southern Sun Ltd.(1)	3,866	885
SPAR Group Ltd.(2)	7,714	41,419
Standard Bank Group Ltd.	41,521	319,275
Sun International Ltd.	488	919
Telkom SA SOC Ltd.(1)(2)	51,035	71,016
Thungela Resources Ltd.(2)	25,484	176,897
Tiger Brands Ltd.(2)	10,528	80,053
Transaction Capital Ltd.	9,016	3,162
Trencor Ltd.(1)	1,689	581
Truworths International Ltd.	49,487	119,653
Tsogo Sun Gaming Ltd.(2)	3,616	2,226
Vodacom Group Ltd.	17,179	96,059

Wilson Bayly Holmes-Ovcon Ltd.(1)	1,556	7,502
Woolworths Holdings Ltd.	53,338	161,117
Zeda Ltd.(1)	24,857	11,461
Zeder Investments Ltd.(2)	8,750	771
		10,581,781
South Korea — 14.1%
ABLBio, Inc.(1)	1,967	34,613
Advanced Process Systems Corp.	1,624	26,101
Aekyung Industrial Co. Ltd.	349	5,782
AfreecaTV Co. Ltd.	879	49,742
Agabang&Company(1)	2,113	5,398
Ahnlab, Inc.	230	10,917
Alteogen, Inc.(1)	216	8,211
Amorepacific Corp.	893	70,259
AMOREPACIFIC Group	1,483	32,447
Ananti, Inc.(1)	6,338	29,301
Aprogen Biologics(1)	1,383	426
Aprogen, Inc.(1)	145	149
Asiana Airlines, Inc.(1)	3,845	35,637
BGF Co. Ltd.	616	1,902
BGF retail Co. Ltd.	779	111,871
BH Co. Ltd.	3,372	63,615
Binggrae Co. Ltd.	616	22,459
Bioneer Corp.(1)	1,389	55,966
BNK Financial Group, Inc.	40,900	206,706
Boditech Med, Inc.	953	8,190
Boryung	2,557	17,042
Bukwang Pharmaceutical Co. Ltd.(1)	513	2,971
Byucksan Corp.	2,612	4,199
Caregen Co. Ltd.	169	23,439
Cellid Co. Ltd.(1)	65	411
Celltrion Healthcare Co. Ltd.	1,398	77,826
Celltrion Pharm, Inc.(1)	264	16,925
Celltrion, Inc.	2,025	260,940
Chabiotech Co. Ltd.(1)	2,331	26,792
Cheil Worldwide, Inc.	4,386	60,567
Chong Kun Dang Pharmaceutical Corp.	828	54,921
Chongkundang Holdings Corp.	42	1,536
Chunbo Co. Ltd.	75	10,699
CJ CGV Co. Ltd.(1)	2,045	23,998
CJ CheilJedang Corp.	437	102,000
CJ Corp.	1,535	102,397
CJ ENM Co. Ltd.(1)	1,590	90,870
CJ Logistics Corp.	966	59,345
Classys, Inc.	1,624	31,972
CMG Pharmaceutical Co. Ltd.(1)	803	1,405
Com2uSCorp	114	5,717
Cosmax, Inc.(1)	1,131	67,676
CosmoAM&T Co. Ltd.(1)	253	33,968
COSON Co. Ltd.(1)	1,078	—
Coway Co. Ltd.	6,177	224,062
COWELL FASHION Co. Ltd.	866	2,958
CrystalGenomics, Inc.(1)	1,166	4,835
CS Wind Corp.	558	33,194
Cuckoo Homesys Co. Ltd.	704	13,206

Daea TI Co. Ltd.(1)	824	1,975
Daeduck Electronics Co. Ltd.	4,805	91,675
Daesang Corp.	1,157	16,247
Daewon Pharmaceutical Co. Ltd.	395	4,276
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	84,260
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	1,178	25,166
Daewoong Co. Ltd.	705	7,780
Daewoong Pharmaceutical Co. Ltd.	323	26,908
Daishin Securities Co. Ltd.	4,161	42,123
Daol Investment & Securities Co. Ltd.	5,885	16,811
Daou Data Corp.	2,016	23,154
Daou Technology, Inc.	2,270	32,781
Dawonsys Co. Ltd.(1)	62	733
DB Financial Investment Co. Ltd.	1,678	5,280
DB HiTek Co. Ltd.	5,137	232,985
DB Insurance Co. Ltd.	5,455	304,490
Dentium Co. Ltd.	478	57,072
Devsisters Co. Ltd.(1)	99	3,686
DGB Financial Group, Inc.	25,554	134,931
DIO Corp.(1)	562	11,742
DL E&C Co. Ltd.	5,052	138,018
DL Holdings Co. Ltd.	1,379	47,530
Dong-A Socio Holdings Co. Ltd.	122	7,664
Dong-A ST Co. Ltd.	227	9,369
Dongjin Semichem Co. Ltd.	2,768	79,787
DongKook Pharmaceutical Co. Ltd.	415	4,855
Dongkuk Steel Mill Co. Ltd.	11,272	96,683
Dongsuh Cos., Inc.	1,309	20,064
Dongwha Enterprise Co. Ltd.(1)	82	2,994
Dongwha Pharm Co. Ltd.	1,215	8,778
Dongwon Development Co. Ltd.	641	1,635
Dongwon F&B Co. Ltd.	465	11,006
Dongwon Industries Co. Ltd.	950	32,739
Dongwon Systems Corp.	217	6,602
Doosan Bobcat, Inc.	917	36,888
Doosan Enerbility Co. Ltd.(1)	8,853	107,020
Doosan Fuel Cell Co. Ltd.(1)	603	13,975
Doosan Tesna, Inc.	1,960	55,027
DoubleUGames Co. Ltd.	843	28,221
Douzone Bizon Co. Ltd.	1,500	35,072
Dreamtech Co. Ltd.	2,473	16,429
Duk San Neolux Co. Ltd.(1)	569	19,615
Echo Marketing, Inc.	366	3,093
Ecopro BM Co. Ltd.	496	92,660
Ecopro Co. Ltd.	324	137,059
Ecopro HN Co. Ltd.	136	6,357
E-MART, Inc.	1,032	65,532
ENF Technology Co. Ltd.	240	4,072
Eo Technics Co. Ltd.	446	31,011
Eoflow Co. Ltd.(1)	486	10,458
Eugene Corp.	3,001	8,071
Eugene Investment & Securities Co. Ltd.	4,439	11,062
Eugene Technology Co. Ltd.	502	11,730
F&F Co. Ltd.	900	87,643
F&F Holdings Co. Ltd.	27	414

Fila Holdings Corp.	3,645	99,770
Fine Semitech Corp.	363	6,638
Foosung Co. Ltd.	1,807	18,565
GemVax & Kael Co. Ltd.(1)	680	8,054
Genexine, Inc.(1)	105	989
Giantstep, Inc.(1)	170	2,211
GOLFZON Co. Ltd.	448	37,816
Gradiant Corp.	604	8,653
Grand Korea Leisure Co. Ltd.(1)	242	3,559
Green Cross Corp.	210	19,892
Green Cross Holdings Corp.	435	5,075
GS Engineering & Construction Corp.	6,709	104,719
GS Holdings Corp.	6,733	195,344
GS Retail Co. Ltd.	6,341	118,739
HAESUNG DS Co. Ltd.	1,458	55,548
Hana Financial Group, Inc.	25,172	785,238
Hana Materials, Inc.	919	31,857
Hana Micron, Inc.	5,772	73,478
Hanall Biopharma Co. Ltd.(1)	410	6,807
Handsome Co. Ltd.	2,251	39,173
Hanil Cement Co. Ltd.	730	7,073
Hanjin Kal Corp.	187	7,164
Hanjin Transportation Co. Ltd.	337	5,071
Hankook Shell Oil Co. Ltd.	40	6,900
Hankook Tire & Technology Co. Ltd.	5,407	140,406
Hanmi Pharm Co. Ltd.	385	84,717
Hanmi Semiconductor Co. Ltd.	4,018	80,065
Hanon Systems	8,178	57,760
Hansae Co. Ltd.	3,078	36,859
Hansol Chemical Co. Ltd.	375	65,355
Hansol Paper Co. Ltd.	1,067	8,985
Hansol Technics Co. Ltd.	1,045	5,822
Hanssem Co. Ltd.	837	28,671
Hanwha Aerospace Co. Ltd.	4,407	351,629
Hanwha Corp.	3,440	79,019
Hanwha Corp., Preference Shares	729	8,361
Hanwha Galleria Corp.(1)	4,395	5,474
Hanwha General Insurance Co. Ltd.(1)	2,607	8,556
Hanwha Investment & Securities Co. Ltd.(1)	10,391	21,354
Hanwha Life Insurance Co. Ltd.(1)	50,857	96,669
Hanwha Solutions Corp.(1)	3,897	131,176
Hanwha Systems Co. Ltd.	2,295	24,309
Harim Holdings Co. Ltd.	7,758	47,762
HD Hyundai Co. Ltd.	6,768	291,276
HD Hyundai Construction Equipment Co. Ltd.	1,275	57,323
HD Hyundai Electric Co. Ltd.	3,851	141,638
HD Hyundai Heavy Industries Co. Ltd.(1)	1,149	100,427
HD Hyundai Infracore Co. Ltd.	9,544	68,332
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,976	215,762
HDC Holdings Co. Ltd.	1,750	8,981
HDC Hyundai Development Co-Engineering & Construction, E Shares	3,589	33,871
Hite Jinro Co. Ltd.	2,211	38,119
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	7,210
HK inno N Corp.	227	5,751
HL Holdings Corp.	590	15,780

HL Mando Co. Ltd.	3,061	111,058
HLB Global Co. Ltd.(1)	807	3,515
HLB, Inc.(1)	1,559	43,465
HMM Co. Ltd.	25,856	345,360
Hotel Shilla Co. Ltd.	1,180	68,632
HPSP Co. Ltd.	1,448	29,720
HS Industries Co. Ltd.	1,315	3,627
Hugel, Inc.(1)	170	13,938
Humasis Co. Ltd.(1)	24,352	53,332
Humax Co. Ltd.(1)	1,601	4,604
Humedix Co. Ltd.	254	6,025
Huons Co. Ltd.	129	3,102
Huons Global Co. Ltd.	141	2,159
Hwaseung Enterprise Co. Ltd.	315	1,701
HYBE Co. Ltd.(1)	599	123,453
Hyosung Advanced Materials Corp.	425	142,605
Hyosung Chemical Corp.(1)	216	16,165
Hyosung Corp.	369	18,147
Hyosung Heavy Industries Corp.(1)	224	13,489
Hyosung TNC Corp.	448	128,321
Hyundai Autoever Corp.	426	40,391
HYUNDAI Corp.	337	4,767
Hyundai Department Store Co. Ltd.	1,484	57,073
Hyundai Elevator Co. Ltd.	1,982	62,463
Hyundai Engineering & Construction Co. Ltd.	6,782	195,405
Hyundai Futurenet Co. Ltd.	2,521	5,791
Hyundai GF Holdings	2,772	7,533
Hyundai Glovis Co. Ltd.	1,796	228,493
Hyundai Green Food(1)	1,472	13,054
Hyundai Home Shopping Network Corp.	644	22,560
Hyundai Livart Furniture Co. Ltd.(1)	429	2,619
Hyundai Marine & Fire Insurance Co. Ltd.	8,078	199,743
Hyundai Mipo Dockyard Co. Ltd.(1)	876	49,163
Hyundai Mobis Co. Ltd.	2,110	354,208
Hyundai Motor Co.	6,055	911,134
Hyundai Rotem Co. Ltd.(1)	4,229	98,500
Hyundai Steel Co.	8,959	219,968
Hyundai Wia Corp.	1,490	68,783
ICD Co. Ltd.	2,133	20,285
Iljin Diamond Co. Ltd.	93	1,388
Ilyang Pharmaceutical Co. Ltd.	2,125	28,083
iMarketKorea, Inc.	2,108	15,673
Industrial Bank of Korea	33,570	258,091
Innocean Worldwide, Inc.	782	22,998
Innox Advanced Materials Co. Ltd.	1,573	47,528
Inscobee, Inc.(1)	756	755
Insun ENT Co. Ltd.(1)	1,650	10,562
Interflex Co. Ltd.(1)	276	2,525
INTOPS Co. Ltd.	2,663	70,879
iNtRON Biotechnology, Inc.(1)	2,914	16,424
IS Dongseo Co. Ltd.(1)	2,292	63,694
ISC Co. Ltd.	1,034	39,577
i-SENS, Inc.	544	7,137
JB Financial Group Co. Ltd.	18,632	119,198
Jeil Pharmaceutical Co. Ltd.	24	355

Jeju Air Co. Ltd.(1)	273	2,788
Jin Air Co. Ltd.(1)	624	7,092
Jusung Engineering Co. Ltd.	6,544	82,309
JW Holdings Corp.	410	1,031
JW Pharmaceutical Corp.	2,448	42,668
JYP Entertainment Corp.	1,575	144,567
Kakao Corp.	6,164	260,812
Kakao Games Corp.(1)	699	20,436
KakaoBank Corp.	2,861	56,429
Kakaopay Corp.(1)	535	24,190
Kangwon Land, Inc.	4,323	59,339
KB Financial Group, Inc., ADR(2)	23,380	841,680
KC Co. Ltd.	435	6,351
KC Tech Co. Ltd.	493	7,310
KCC Corp.	306	48,015
KCC Glass Corp.	1,172	38,002
KEPCO Engineering & Construction Co., Inc.	229	11,498
KEPCO Plant Service & Engineering Co. Ltd.	1,281	32,776
KG DONGBUSTEEL	2,973	19,877
Kginicis Co. Ltd.	1,731	15,852
KH Feelux Co. Ltd.(1)	8,049	2,680
KH Vatec Co. Ltd.	1,906	29,835
Kia Corp.	14,356	927,479
KISCO Corp.	1,358	6,605
KIWOOM Securities Co. Ltd.	2,424	171,301
KMW Co. Ltd.(1)	276	3,864
Koentec Co. Ltd.	632	3,554
Koh Young Technology, Inc.	2,505	26,054
Kolmar BNH Co. Ltd.	169	2,684
Kolmar Korea Co. Ltd.	104	2,942
Kolmar Korea Holdings Co. Ltd.	244	2,595
Kolon Industries, Inc.	1,544	49,721
KoMiCo Ltd.	1,114	43,637
Komipharm International Co. Ltd.(1)	185	1,062
KONA I Co. Ltd.(1)	716	9,216
Korea Aerospace Industries Ltd.	4,485	173,936
Korea Circuit Co. Ltd.(1)	1,642	20,467
Korea Electric Power Corp., ADR(1)(2)	22,802	165,543
Korea Electric Terminal Co. Ltd.	609	27,821
Korea Gas Corp.(1)	430	8,494
Korea Investment Holdings Co. Ltd.	5,005	208,861
Korea Line Corp.(1)	28,143	39,644
Korea Petrochemical Ind Co. Ltd.	318	32,490
Korea Real Estate Investment & Trust Co. Ltd.	3,951	4,103
Korea United Pharm, Inc.	247	4,189
Korea Zinc Co. Ltd.	300	108,588
Korean Air Lines Co. Ltd.	18,012	299,449
Korean Reinsurance Co.	11,658	61,927
Krafton, Inc.(1)	689	98,099
KT Skylife Co. Ltd.	1,686	8,597
Kum Yang Co. Ltd.(1)	2,158	78,448
Kumho Petrochemical Co. Ltd.	2,434	232,533
Kumho Tire Co., Inc.(1)	3,469	12,295
Kwang Dong Pharmaceutical Co. Ltd.	671	3,265
Kyobo Securities Co. Ltd.	138	553

Kyung Dong Navien Co. Ltd.	141	4,360
L&C Bio Co. Ltd.	334	8,592
L&F Co. Ltd.	434	87,885
LB Semicon, Inc.(1)	1,686	10,492
LEENO Industrial, Inc.	638	62,272
LF Corp.	3,890	48,060
LG Chem Ltd.	1,072	558,693
LG Corp.	3,818	247,615
LG Display Co. Ltd., ADR(1)(2)	60,679	366,501
LG Electronics, Inc.	8,048	743,702
LG Energy Solution Ltd.(1)	557	251,000
LG H&H Co. Ltd.	319	126,498
LG HelloVision Co. Ltd.	1,238	4,118
LG Innotek Co. Ltd.	1,145	264,373
LG Uplus Corp.	25,359	214,713
LIG Nex1 Co. Ltd.	1,456	86,736
Lock&Lock Co. Ltd.	304	1,343
Lotte Chemical Corp.	971	121,812
Lotte Chilsung Beverage Co. Ltd.	512	53,988
Lotte Corp.	231	4,903
Lotte Data Communication Co.	464	9,878
Lotte Energy Materials Corp.	319	13,752
LOTTE Fine Chemical Co. Ltd.	1,867	82,599
LOTTE Himart Co. Ltd.	116	1,002
Lotte Rental Co. Ltd.	1,895	39,724
Lotte Shopping Co. Ltd.	1,215	73,137
Lotte Wellfood Co. Ltd.	165	13,176
LS Corp.	813	50,254
LS Electric Co. Ltd.	817	39,195
Lutronic Corp.	1,474	29,936
LVMC Holdings(1)	1,710	2,770
LX Hausys Ltd.	634	20,527
LX Holdings Corp.	3,787	23,357
LX INTERNATIONAL Corp.	5,626	127,872
LX Semicon Co. Ltd.	992	86,667
Maeil Dairies Co. Ltd.	252	9,192
Mcnex Co. Ltd.	2,204	53,973
Medytox, Inc.	171	31,676
MegaStudyEdu Co. Ltd.	837	40,040
Meritz Financial Group, Inc.(1)	11,640	394,665
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	5,264
Mirae Asset Securities Co. Ltd.	26,938	148,032
Miwon Commercial Co. Ltd.	26	3,265
Namhae Chemical Corp.	960	6,277
Namsun Aluminum Co. Ltd.(1)	4,341	9,278
NAVER Corp.	2,003	300,669
NCSoft Corp.	712	172,117
Neowiz(1)	1,144	43,065
NEPES Corp.(1)	2,001	30,004
Netmarble Corp.(1)	564	23,771
Nexen Tire Corp.	3,291	20,364
NEXTIN, Inc.	591	33,324
NH Investment & Securities Co. Ltd.	14,115	106,208
NHN Corp.(1)	938	18,523
NHN KCP Corp.	1,223	10,248

NICE Holdings Co. Ltd.	1,626	14,933
NICE Information Service Co. Ltd.	1,931	15,374
NongShim Co. Ltd.	253	83,661
OCI Co. Ltd.(1)	291	31,640
OCI Holdings Co. Ltd.	641	41,548
OptoElectronics Solutions Co. Ltd.	81	1,034
Orion Corp./Republic of Korea	1,920	186,828
Orion Holdings Corp.	2,268	26,026
Ottogi Corp.	144	48,201
Pan Ocean Co. Ltd.	39,882	141,539
Paradise Co. Ltd.(1)	1,512	16,343
Park Systems Corp.	268	33,172
Partron Co. Ltd.	7,816	53,589
Pearl Abyss Corp.(1)	642	24,124
PharmaResearch Co. Ltd.	525	45,379
PI Advanced Materials Co. Ltd.	961	24,106
Poongsan Corp.	3,199	94,444
Posco DX Co. Ltd.	5,814	50,179
POSCO Future M Co. Ltd.	507	133,533
POSCO Holdings, Inc., ADR(2)	15,286	1,037,614
Posco International Corp.	6,485	146,941
PSK, Inc.	3,362	54,184
Pulmuone Co. Ltd.	627	5,040
S&S Tech Corp.	452	18,797
S-1 Corp.	691	28,284
Samchully Co. Ltd.	65	5,986
Samjin Pharmaceutical Co. Ltd.	249	4,194
Samsung Biologics Co. Ltd.(1)	357	210,668
Samsung C&T Corp.	2,826	235,396
Samsung Card Co. Ltd.	448	10,140
Samsung Electro-Mechanics Co. Ltd.	3,411	378,564
Samsung Electronics Co. Ltd., GDR	6,346	8,584,390
Samsung Engineering Co. Ltd.(1)	17,452	371,900
Samsung Fire & Marine Insurance Co. Ltd.	3,145	534,178
Samsung Heavy Industries Co. Ltd.(1)	41,565	191,639
Samsung Life Insurance Co. Ltd.	4,435	221,544
Samsung Pharmaceutical Co. Ltd.(1)	723	1,903
Samsung SDI Co. Ltd.	1,541	832,447
Samsung SDS Co. Ltd.	1,383	129,473
Samsung Securities Co. Ltd.	6,127	169,572
Samwha Capacitor Co. Ltd.	200	6,664
Samyang Corp.	176	5,762
Samyang Holdings Corp.	195	10,362
Sangsangin Co. Ltd.	4,184	16,909
SD Biosensor, Inc.	3,414	43,471
Seah Besteel Holdings Corp.	911	16,528
SeAH Steel Corp.	339	35,806
SeAH Steel Holdings Corp.	160	20,026
Sebang Global Battery Co. Ltd.	659	24,134
Seegene, Inc.	4,156	75,978
Seobu T&D	1,836	10,513
Seojin System Co. Ltd.(1)	1,030	12,850
Seoul Semiconductor Co. Ltd.	5,788	53,564
Seoul Viosys Co. Ltd.(1)	377	1,637
SFA Engineering Corp.	912	27,111

SFA Semicon Co. Ltd.(1)	2,124	9,073
Shin Poong Pharmaceutical Co. Ltd.(1)	78	986
Shinhan Financial Group Co. Ltd., ADR(2)	31,778	834,172
Shinsegae International, Inc.	1,719	23,348
Shinsegae, Inc.	780	116,139
Shinsung E&G Co. Ltd.(1)	2,421	3,725
Shinyoung Securities Co. Ltd.	132	5,321
SIMMTECH Co. Ltd.	2,906	68,162
SK Biopharmaceuticals Co. Ltd.(1)	1,017	56,301
SK Bioscience Co. Ltd.(1)	543	33,740
SK Chemicals Co. Ltd.	1,075	60,705
SK D&D Co. Ltd.	398	6,196
SK Discovery Co. Ltd.	345	9,153
SK Gas Ltd.	126	11,928
SK Hynix, Inc.	24,762	2,019,425
SK IE Technology Co. Ltd.(1)	232	15,471
SK Innovation Co. Ltd.(1)	2,376	338,192
SK Networks Co. Ltd.	27,148	98,963
SK Securities Co. Ltd.	31,975	16,841
SK, Inc.	1,240	156,753
SKC Co. Ltd.	731	52,240
SL Corp.	1,283	34,812
SM Entertainment Co. Ltd.	586	48,318
SNT Motiv Co. Ltd.	1,155	44,652
S-Oil Corp.	3,158	171,622
Songwon Industrial Co. Ltd.	1,219	14,948
Soulbrain Co. Ltd.	232	40,272
Soulbrain Holdings Co. Ltd.	101	2,211
SPC Samlip Co. Ltd.	100	5,850
STIC Investments, Inc.	700	3,059
Studio Dragon Corp.(1)	147	7,167
Suheung Co. Ltd.	280	5,892
Sun Kwang Co. Ltd.	157	2,944
Taeyoung Engineering & Construction Co. Ltd.	1,144	3,419
Taihan Electric Wire Co. Ltd.(1)	1,497	16,067
TES Co. Ltd.	1,403	23,044
TK Corp.	771	10,424
TKG Huchems Co. Ltd.	1,424	24,149
Tokai Carbon Korea Co. Ltd.	493	39,179
Tongyang Life Insurance Co. Ltd.(1)	4,796	13,554
Tongyang, Inc.	3,527	2,773
Toptec Co. Ltd.	247	1,651
TSE Co. Ltd.	162	5,268
TY Holdings Co. Ltd.	1,322	10,325
Unid Btplus Co. Ltd.(1)	605	3,954
Unid Co. Ltd.	385	17,580
UniTest, Inc.(1)	329	3,622
Value Added Technology Co. Ltd.	1,055	27,229
Vieworks Co. Ltd.	344	8,433
Webzen, Inc.	493	5,539
Wemade Co. Ltd.	1,676	59,837
Winix, Inc.	383	3,267
WiSoL Co. Ltd.	935	5,072
Wonik Holdings Co. Ltd.(1)	908	2,569
WONIK IPS Co. Ltd.	1,371	33,194

Wonik Materials Co. Ltd.	174	3,594
Wonik QnC Corp.	1,985	38,811
Woongjin Thinkbig Co. Ltd.	2,317	5,272
Woori Financial Group, Inc.	59,504	536,533
Woori Investment Bank Co. Ltd.	18,555	10,380
Woori Technology Investment Co. Ltd.(1)	6,780	20,848
YG Entertainment, Inc.	598	42,267
Youngone Corp.	1,635	55,380
Youngone Holdings Co. Ltd.	707	35,785
Yuanta Securities Korea Co. Ltd.	8,160	17,337
Yuhan Corp.	1,157	51,724
Zinus, Inc.	315	7,161
		42,824,395
Taiwan — 19.0%
Abico Avy Co. Ltd.	6,020	4,128
Ability Enterprise Co. Ltd.	22,000	14,357
AcBel Polytech, Inc.	24,000	35,047
Accton Technology Corp.	5,000	57,329
Acer, Inc.	205,000	205,473
ACES Electronic Co. Ltd.	7,514	7,408
Acon Holding, Inc.(1)	30,465	11,526
Acter Group Corp. Ltd.	17,000	84,429
ADATA Technology Co. Ltd.	38,000	110,203
Advanced Analog Technology, Inc.	2,000	4,302
Advanced International Multitech Co. Ltd.	16,000	41,345
Advantech Co. Ltd.	6,099	80,611
AGV Products Corp.	14,000	5,144
Airmate Cayman International Co. Ltd.(1)	1,060	639
Airtac International Group	2,046	65,953
Alcor Micro Corp.	4,000	4,610
Alexander Marine Co. Ltd.	4,000	70,526
Allied Circuit Co. Ltd.	2,000	9,548
Allied Supreme Corp.	3,000	28,621
Allis Electric Co. Ltd.	2,315	3,947
Alltek Technology Corp.	8,013	10,899
Alltop Technology Co. Ltd.	3,500	17,039
Alpha Networks, Inc.	26,773	33,469
Altek Corp.	7,000	7,979
Amazing Microelectronic Corp.	12,282	44,483
Ampire Co. Ltd.	2,000	2,430
AMPOC Far-East Co. Ltd.	2,000	4,414
AmTRAN Technology Co. Ltd.	52,806	22,729
Anji Technology Co. Ltd.	5,000	8,427
Anpec Electronics Corp.	11,000	58,218
Apacer Technology, Inc.(1)	1,000	1,895
APAQ Technology Co. Ltd.	3,000	5,044
APCB, Inc.	2,000	1,128
Apex International Co. Ltd.	14,000	28,634
Arcadyan Technology Corp.	12,000	45,126
Ardentec Corp.	75,000	141,715
Argosy Research, Inc.	4,155	14,439
ASE Technology Holding Co. Ltd., ADR	122,276	931,743
Asia Cement Corp.	167,000	238,645
Asia Optical Co., Inc.	29,000	61,692
Asia Pacific Telecom Co. Ltd.(1)	28,621	6,169

Asia Polymer Corp.	74,353	62,297
Asia Vital Components Co. Ltd.	31,910	204,317
ASolid Technology Co. Ltd.	2,000	7,276
ASROCK, Inc.	2,000	10,276
Asustek Computer, Inc.	23,000	228,004
Aten International Co. Ltd.	2,000	5,569
Audix Corp.	1,000	1,866
AUO Corp.	548,640	313,822
AURAS Technology Co. Ltd.	5,000	43,806
Avermedia Technologies	8,800	6,271
Bafang Yunji International Co. Ltd.	5,000	28,264
Bank of Kaohsiung Co. Ltd.	51,814	20,811
Basso Industry Corp.	17,000	23,374
BenQ Materials Corp.	17,000	19,607
BES Engineering Corp.	164,000	61,059
Bin Chuan Enterprise Co. Ltd.	2,000	1,504
Bora Pharmaceuticals Co. Ltd.	3,301	81,753
Brighton-Best International Taiwan, Inc.	31,000	35,693
C Sun Manufacturing Ltd.	7,354	12,563
Capital Securities Corp.	136,000	61,423
Career Technology MFG. Co. Ltd.(1)	52,020	39,534
Catcher Technology Co. Ltd.	60,000	361,692
Cathay Financial Holding Co. Ltd.	433,893	624,216
Cayman Engley Industrial Co. Ltd.	2,000	5,202
Central Reinsurance Co. Ltd.	26,975	17,767
Chailease Holding Co. Ltd.	15,146	99,666
Chain Chon Industrial Co. Ltd.	41,000	21,117
ChainQui Construction Development Co. Ltd.(1)	2,200	1,120
Champion Building Materials Co. Ltd.	22,500	6,570
Champion Microelectronic Corp.	4,000	8,958
Chang Hwa Commercial Bank Ltd.	281,236	164,599
Chang Wah Electromaterials, Inc.	39,000	46,589
Chang Wah Technology Co. Ltd.	2,500	3,431
Channel Well Technology Co. Ltd.	32,000	60,368
CHC Healthcare Group	9,000	18,632
Chen Full International Co. Ltd.	4,000	5,463
Cheng Loong Corp.	71,000	73,311
Cheng Mei Materials Technology Corp.(1)	40,789	14,992
Cheng Shin Rubber Industry Co. Ltd.	149,000	188,761
Cheng Uei Precision Industry Co. Ltd.	40,000	54,175
Chenming Electronic Technology Corp.(1)(2)	42,000	39,905
Chia Chang Co. Ltd.	5,000	6,403
Chia Hsin Cement Corp.	2,000	1,359
Chicony Electronics Co. Ltd.	63,000	217,207
Chicony Power Technology Co. Ltd.	4,000	10,920
China Airlines Ltd.(2)	216,000	155,638
China Bills Finance Corp.	46,000	23,046
China Chemical & Pharmaceutical Co. Ltd.	29,000	24,361
China Development Financial Holding Corp.	676,760	279,004
China Development Financial Holding Corp., Preference Shares	80,081	18,526
China Electric Manufacturing Corp.	28,000	15,933
China General Plastics Corp.	26,805	20,550
China Man-Made Fiber Corp.(1)	82,000	21,511
China Metal Products	1,000	1,134
China Motor Corp.	29,000	90,361

China Petrochemical Development Corp.	262,690	83,649
China Steel Chemical Corp.	8,000	29,500
China Steel Corp.	418,000	394,173
China Wire & Cable Co. Ltd.	22,000	19,614
Chinese Maritime Transport Ltd.	26,000	33,643
Ching Feng Home Fashions Co. Ltd.	1,000	619
Chin-Poon Industrial Co. Ltd.	44,000	45,145
Chipbond Technology Corp.	88,000	191,653
ChipMOS Technologies, Inc.	76,000	97,435
Chlitina Holding Ltd.	4,000	28,212
Chong Hong Construction Co. Ltd.	2,000	5,161
Chroma ATE, Inc.	19,000	143,653
Chun Yuan Steel Industry Co. Ltd.(1)	32,000	16,988
Chung Hwa Pulp Corp.	19,000	15,798
Chung-Hsin Electric & Machinery Manufacturing Corp.	73,000	271,394
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	25,946
Chunghwa Precision Test Tech Co. Ltd.	4,000	64,678
Chunghwa Telecom Co. Ltd., ADR	6,718	274,901
Cleanaway Co. Ltd.	6,000	40,190
Clevo Co.	25,000	26,669
CMC Magnetics Corp.	163,280	62,564
Compal Electronics, Inc.	253,000	228,984
Compeq Manufacturing Co. Ltd.	125,000	178,875
Concord International Securities Co. Ltd.	13,780	9,695
Concord Securities Co. Ltd.	40,028	15,614
Concraft Holding Co. Ltd.(1)	1,663	812
Continental Holdings Corp.	56,000	55,778
Contrel Technology Co. Ltd.	13,000	8,431
Coremax Corp.	8,000	23,166
Coretronic Corp.	30,000	73,286
Co-Tech Development Corp.	39,000	72,854
CTBC Financial Holding Co. Ltd.	749,000	591,378
CTCI Corp.	80,000	106,288
CviLux Corp.	4,000	4,833
CyberTAN Technology, Inc.	25,000	18,512
DA CIN Construction Co. Ltd.	25,000	26,819
Da-Li Development Co. Ltd.	15,000	15,438
Darfon Electronics Corp.	12,000	18,323
Darwin Precisions Corp.(1)	23,000	8,063
Daxin Materials Corp.	6,000	19,248
Delta Electronics, Inc.	31,000	318,338
Depo Auto Parts Ind Co. Ltd.	15,000	48,930
Dimerco Data System Corp.	12,000	41,192
Dimerco Express Corp.	17,240	47,912
DONPON PRECISION, Inc.	10,000	9,646
Dr Wu Skincare Co. Ltd.	3,000	12,193
Dyaco International, Inc.	1,000	1,300
Dynamic Holding Co. Ltd.	27,274	24,982
Dynapack International Technology Corp.	22,000	56,245
E Ink Holdings, Inc.	5,000	33,613
E.Sun Financial Holding Co. Ltd.	234,769	197,619
Eastern Media International Corp.	12,825	7,871
Eclat Textile Co. Ltd.	1,000	15,203
eGalax_eMPIA Technology, Inc.	2,142	4,653
Egis Technology, Inc.	2,000	5,562

Elan Microelectronics Corp.	28,000	92,802
E-LIFE MALL Corp.	1,000	2,769
Elite Advanced Laser Corp.	8,000	10,078
Elite Material Co. Ltd.	31,000	212,006
Elite Semiconductor Microelectronics Technology, Inc.	18,000	51,579
Elitegroup Computer Systems Co. Ltd.	35,000	32,869
eMemory Technology, Inc.	2,000	119,240
Emerging Display Technologies Corp.	25,000	28,187
ENE Technology, Inc.	5,000	7,093
ENNOSTAR, Inc.	83,325	138,544
Eson Precision Ind Co. Ltd.	1,000	2,885
Eternal Materials Co. Ltd.	17,100	18,234
Eva Airways Corp.	202,000	222,500
Evergreen International Storage & Transport Corp.	36,000	32,004
Evergreen Marine Corp. Taiwan Ltd.	48,800	242,184
EVERGREEN Steel Corp.	15,000	30,219
Everlight Chemical Industrial Corp.	26,000	17,030
Everlight Electronics Co. Ltd.	54,000	82,935
Excellence Opto, Inc.	2,000	2,046
Excelliance Mos Corp.	2,000	8,708
Excelsior Medical Co. Ltd.	20,600	61,114
Far Eastern Department Stores Ltd.	58,000	45,732
Far Eastern International Bank	280,497	102,132
Far Eastern New Century Corp.	278,000	291,860
Far EasTone Telecommunications Co. Ltd.	112,000	279,664
Faraday Technology Corp.(2)	14,000	77,747
Farglory F T Z Investment Holding Co. Ltd.	12,000	25,032
Farglory Land Development Co. Ltd.	27,000	55,059
Federal Corp.(1)	9,000	5,994
Feedback Technology Corp.	3,000	9,518
Feng Hsin Steel Co. Ltd.	12,000	26,526
Feng TAY Enterprise Co. Ltd.	1,200	7,438
Firich Enterprises Co. Ltd.	9,630	10,840
First Financial Holding Co. Ltd.	325,138	297,091
First Hi-Tec Enterprise Co. Ltd.	13,000	34,779
First Steamship Co. Ltd.(1)	79,350	23,184
FIT Holding Co. Ltd.	9,000	10,872
Fitipower Integrated Technology, Inc.	16,451	84,785
Fittech Co. Ltd.	5,000	13,534
FLEXium Interconnect, Inc.	48,000	153,863
Flytech Technology Co. Ltd.	11,000	25,556
FocalTech Systems Co. Ltd.	4,900	13,507
Forcecon Tech Co. Ltd.	3,559	8,337
Formosa Advanced Technologies Co. Ltd.	5,000	7,003
Formosa Chemicals & Fibre Corp.	71,000	157,935
Formosa International Hotels Corp.	4,000	37,223
Formosa Laboratories, Inc.	4,000	11,147
Formosa Optical Technology Co. Ltd.	1,000	2,645
Formosa Petrochemical Corp.	10,000	28,031
Formosa Plastics Corp.	106,000	324,428
Formosa Sumco Technology Corp.	2,000	10,761
Formosa Taffeta Co. Ltd.	87,000	78,942
Formosan Rubber Group, Inc.	13,000	9,216
Formosan Union Chemical	54,000	44,040
Founding Construction & Development Co. Ltd.	2,000	1,268

Foxconn Technology Co. Ltd.	68,000	119,885
Foxsemicon Integrated Technology, Inc.	11,000	69,947
Franbo Lines Corp.(2)	12,966	7,454
Froch Enterprise Co. Ltd.	33,000	24,233
FSP Technology, Inc.	5,000	8,098
Fubon Financial Holding Co. Ltd.	288,082	568,909
Fulgent Sun International Holding Co. Ltd.	10,042	41,056
Full Wang International Development Co. Ltd.(1)	2,000	726
Fulltech Fiber Glass Corp.	14,419	5,627
Fusheng Precision Co. Ltd.	10,000	68,241
G Shank Enterprise Co. Ltd.	9,000	14,719
Gallant Precision Machining Co. Ltd.	7,000	6,951
Gamania Digital Entertainment Co. Ltd.	27,000	68,264
GEM Services, Inc.	3,000	7,435
Gemtek Technology Corp.	45,000	45,867
General Interface Solution Holding Ltd.	40,000	95,557
Generalplus Technology, Inc.	4,000	7,227
GeneReach Biotechnology Corp.	4,400	7,649
Genius Electronic Optical Co. Ltd.	11,000	145,504
Getac Holdings Corp.	43,000	96,589
Giant Manufacturing Co. Ltd.	6,217	41,560
Gigabyte Technology Co. Ltd.	29,000	175,457
Global Brands Manufacture Ltd.	49,200	62,599
Global Lighting Technologies, Inc.	5,000	9,219
Global Mixed Mode Technology, Inc.	8,000	49,950
Global PMX Co. Ltd.	4,000	17,335
Global Unichip Corp.(2)	5,000	242,123
Globalwafers Co. Ltd.(2)	18,000	294,316
Globe Union Industrial Corp.(1)	2,000	872
Gold Circuit Electronics Ltd.	26,100	103,236
Goldsun Building Materials Co. Ltd.	109,990	102,225
Gordon Auto Body Parts	33,000	25,157
Gourmet Master Co. Ltd.	14,000	67,767
Grand Fortune Securities Co. Ltd.	11,269	4,563
Grand Pacific Petrochemical	115,000	71,034
Grand Process Technology Corp.	3,000	46,599
Grape King Bio Ltd.	6,000	34,253
Great Tree Pharmacy Co. Ltd.	3,260	37,443
Great Wall Enterprise Co. Ltd.	17,304	29,511
Greatek Electronics, Inc.	33,000	61,652
Group Up Industrial Co. Ltd.	9,000	33,934
GTM Holdings Corp.	2,000	1,895
Hai Kwang Enterprise Corp.	12,000	7,657
Hannstar Board Corp.	40,301	55,206
HannStar Display Corp.(1)	252,000	101,115
HannsTouch Solution, Inc.	53,000	17,053
Harmony Electronics Corp.	5,000	4,960
Harvatek Corp.	11,000	8,396
Heran Co. Ltd.	2,000	7,054
Highlight Tech Corp.	7,000	12,250
Highwealth Construction Corp.	1,210	1,676
Hi-Lai Foods Co. Ltd.	4,000	21,133
Hiroca Holdings Ltd.	4,000	5,825
Hitron Technology, Inc.	3,000	2,647
Hiwin Technologies Corp.	18,675	145,402

Ho Tung Chemical Corp.	81,000	24,415
Hocheng Corp.(2)	66,140	50,395
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	4,502
Holiday Entertainment Co. Ltd.	850	2,424
Holy Stone Enterprise Co. Ltd.	10,000	33,980
Hon Hai Precision Industry Co. Ltd.	519,000	1,795,625
Hong Pu Real Estate Development Co. Ltd.(1)	2,000	1,669
Hong TAI Electric Industrial	19,000	14,095
Hong YI Fiber Industry Co.	2,000	1,142
Horizon Securities Co. Ltd.	19,080	6,359
Hota Industrial Manufacturing Co. Ltd.	2,147	5,028
Hotai Finance Co. Ltd.	18,000	76,081
Hotai Motor Co. Ltd.	9,000	235,335
Hsing TA Cement Co.	2,000	1,207
HTC Corp.(1)	9,000	18,020
Hu Lane Associate, Inc.	4,025	19,134
Hua Nan Financial Holdings Co. Ltd.	291,572	210,877
Huaku Development Co. Ltd.	28,000	82,068
Huang Hsiang Construction Corp.	14,000	20,943
Hung Ching Development & Construction Co. Ltd.	2,000	1,558
Hung Sheng Construction Ltd.	49,920	36,440
IBF Financial Holdings Co. Ltd.	303,256	122,715
Ichia Technologies, Inc.	45,000	42,252
I-Chiun Precision Industry Co. Ltd.(2)	38,000	37,691
IEI Integration Corp.	19,000	55,527
Infortrend Technology, Inc.	23,000	19,408
Innodisk Corp.	12,000	130,659
Innolux Corp.	727,900	328,758
Inpaq Technology Co. Ltd.	17,000	31,607
Integrated Service Technology, Inc.	14,000	40,568
International CSRC Investment Holdings Co.	89,000	58,751
International Games System Co. Ltd.	14,000	257,960
Inventec Corp.	123,000	147,421
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,489
ITE Technology, Inc.	18,000	65,436
ITEQ Corp.	26,000	60,815
Jarllytec Co. Ltd.	3,000	7,127
Jess-Link Products Co. Ltd.	10,000	20,334
Jih Lin Technology Co. Ltd.	2,000	4,803
Jinan Acetate Chemical Co. Ltd.	6,249	106,969
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	6,521
K Laser Technology, Inc.	2,000	1,540
Kaimei Electronic Corp.	20,400	46,818
KEE TAI Properties Co. Ltd.	42,000	17,753
Kenda Rubber Industrial Co. Ltd.	17,040	17,067
Kenmec Mechanical Engineering Co. Ltd.	27,000	30,262
Kerry TJ Logistics Co. Ltd.	23,000	28,682
Keystone Microtech Corp.	3,000	21,289
Kindom Development Co. Ltd.	45,400	43,581
King Polytechnic Engineering Co. Ltd.	22,000	27,214
King Yuan Electronics Co. Ltd.	143,000	250,611
King's Town Bank Co. Ltd.	77,000	90,076
Kinik Co.	12,000	44,078
Kinpo Electronics	53,000	23,496
Kinsus Interconnect Technology Corp.	17,000	64,244

KMC Kuei Meng International, Inc.	2,000	9,519
KNH Enterprise Co. Ltd.	4,000	2,332
KS Terminals, Inc.	8,000	20,642
Kung Long Batteries Industrial Co. Ltd.	2,000	9,105
Kung Sing Engineering Corp.(1)	4,400	1,083
Kuo Toong International Co. Ltd.	48,000	43,270
Kuo Yang Construction Co. Ltd.(1)	4,545	2,771
L&K Engineering Co. Ltd.	37,000	75,429
LandMark Optoelectronics Corp.	6,000	20,939
Lanner Electronics, Inc.	3,000	13,296
Largan Precision Co. Ltd.	5,000	367,459
Leadtek Research, Inc.	1,400	1,782
Lealea Enterprise Co. Ltd.	23,000	7,812
Lelon Electronics Corp.	12,000	24,286
Li Peng Enterprise Co. Ltd.(1)	34,000	8,661
Lian HWA Food Corp.	4,884	14,418
Lien Hwa Industrial Holdings Corp.	1,339	2,710
Lingsen Precision Industries Ltd.	32,000	15,215
Lite-On Technology Corp.	55,000	159,129
Long Da Construction & Development Corp.	2,000	1,604
Longchen Paper & Packaging Co. Ltd.	27,591	14,929
Longwell Co.	19,000	35,096
Lotes Co. Ltd.	4,142	116,958
Lucky Cement Corp.	9,000	4,460
Lumax International Corp. Ltd.	900	2,213
Lung Yen Life Service Corp.	23,000	28,050
Macauto Industrial Co. Ltd.	2,000	4,794
Machvision, Inc.	2,000	13,464
Macroblock, Inc.	3,000	10,528
Macronix International Co. Ltd.	235,000	254,272
Marketech International Corp.	13,000	55,573
Materials Analysis Technology, Inc.(1)	8,000	59,709
MediaTek, Inc.	26,000	638,913
Mega Financial Holding Co. Ltd.	172,200	200,320
Megaforce Co. Ltd.	9,000	5,427
Meiloon Industrial Co.	1,600	1,085
Mercuries & Associates Holding Ltd.	10,504	5,123
Mercuries Life Insurance Co. Ltd.(1)	200,104	34,155
Merry Electronics Co. Ltd.	12,000	34,913
Micro-Star International Co. Ltd.	75,000	404,517
MIN AIK Technology Co. Ltd.	12,000	6,659
Mitac Holdings Corp.	81,840	85,017
Mobiletron Electronics Co. Ltd.	1,000	1,827
momo.com, Inc.	1,560	35,366
MOSA Industrial Corp.	8,656	9,213
Mosel Vitelic, Inc.	18,000	23,929
MPI Corp.	12,000	63,542
MSSCORPS Co. Ltd.	6,000	30,418
Namchow Holdings Co. Ltd.	5,000	8,250
Nan Liu Enterprise Co. Ltd.	1,000	2,727
Nan Pao Resins Chemical Co. Ltd.	1,000	5,655
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	858
Nan Ya Plastics Corp.	176,000	444,793
Nan Ya Printed Circuit Board Corp.(2)	21,000	206,124
Nantex Industry Co. Ltd.	29,000	35,424

Nanya Technology Corp.	106,000	252,638
Nichidenbo Corp.	22,000	41,271
Nidec Chaun-Choung Technology Corp.	5,000	28,923
Nien Made Enterprise Co. Ltd.	12,000	137,384
Niko Semiconductor Co. Ltd.	4,000	6,940
Nishoku Technology, Inc.	2,000	6,167
Novatek Microelectronics Corp.(2)	59,000	814,572
Nuvoton Technology Corp.	14,000	58,504
Nyquest Technology Co. Ltd.	2,000	4,476
O-Bank Co. Ltd.	102,000	34,149
Ocean Plastics Co. Ltd.	9,000	9,990
Orient Semiconductor Electronics Ltd.	89,000	61,072
Oriental Union Chemical Corp.	36,000	24,750
O-TA Precision Industry Co. Ltd.(2)	10,000	31,590
Pacific Hospital Supply Co. Ltd.	3,000	8,803
PADAUK Technology Co. Ltd.	2,420	8,071
Pan Jit International, Inc.	16,000	36,326
Pan-International Industrial Corp.	21,000	27,842
Parade Technologies Ltd.	1,000	33,077
Pegatron Corp.	96,000	235,073
Pegavision Corp.	2,000	23,393
Phison Electronics Corp.	14,000	194,336
Phoenix Silicon International Corp.(2)	20,319	39,335
Pixart Imaging, Inc.	17,000	60,753
Plotech Co. Ltd.	1,800	1,030
Pou Chen Corp.	120,000	123,438
Power Wind Health Industry, Inc.(1)	1,050	5,186
Powerchip Semiconductor Manufacturing Corp.	158,000	158,233
Powertech Technology, Inc.	88,000	285,465
Powertip Technology Corp.	14,000	7,843
Poya International Co. Ltd.	3,060	53,019
President Chain Store Corp.	16,000	145,473
President Securities Corp.	59,451	32,930
Primax Electronics Ltd.	50,000	104,961
Prince Housing & Development Corp.	60,000	23,616
Promate Electronic Co. Ltd.	9,000	12,632
Prosperity Dielectrics Co. Ltd.	3,000	4,175
P-Two Industries, Inc.	5,000	4,131
Qisda Corp.	59,000	80,753
Qualipoly Chemical Corp.	4,000	4,691
Quang Viet Enterprise Co. Ltd.	1,000	3,819
Quanta Computer, Inc.	111,000	419,748
Quanta Storage, Inc.	37,000	84,130
Radiant Opto-Electronics Corp.	68,000	260,871
Radium Life Tech Co. Ltd.	21,000	6,292
Raydium Semiconductor Corp.	10,000	113,710
Realtek Semiconductor Corp.	24,000	297,437
Rechi Precision Co. Ltd.	12,000	7,054
Rexon Industrial Corp. Ltd.	4,000	3,797
Rich Development Co. Ltd.	110,000	36,477
RiTdisplay Corp.	4,000	5,365
Ritek Corp.(1)	16,000	5,054
Roo Hsing Co. Ltd.(1)	3,000	285
Ruentex Development Co. Ltd.	73,200	83,006
Ruentex Engineering & Construction Co.	5,480	20,674

Ruentex Industries Ltd.	34,235	63,421
Ruentex Materials Co. Ltd.(1)	1,000	868
Sampo Corp.	9,000	7,929
San Fang Chemical Industry Co. Ltd.	2,000	1,515
San Far Property Ltd.	2,316	1,130
San Shing Fastech Corp.	3,000	5,193
Sanyang Motor Co. Ltd.	62,000	160,402
SCI Pharmtech, Inc.(1)	1,200	4,616
Scientech Corp.	5,000	17,041
SDI Corp.	1,000	4,003
Senao Networks, Inc.	5,000	42,444
Sensortek Technology Corp.	1,000	10,047
Sesoda Corp.	17,000	20,392
Shanghai Commercial & Savings Bank Ltd.	205,001	301,150
Shan-Loong Transportation Co. Ltd.	2,000	2,118
Sheng Yu Steel Co. Ltd.	2,000	1,638
ShenMao Technology, Inc.	2,000	3,241
Shih Her Technologies, Inc.	6,000	12,375
Shih Wei Navigation Co. Ltd.(2)	16,457	12,216
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,563
Shin Kong Financial Holding Co. Ltd.	859,852	240,882
Shin Zu Shing Co. Ltd.	22,123	67,119
Shining Building Business Co. Ltd.(1)	22,000	8,582
Shinkong Insurance Co. Ltd.	29,000	49,538
Shinkong Synthetic Fibers Corp.	67,000	37,358
Shiny Chemical Industrial Co. Ltd.	7,777	32,834
ShunSin Technology Holding Ltd.	2,000	5,962
Shuttle, Inc.(1)	27,000	11,093
Sigurd Microelectronics Corp.	65,000	117,175
Silergy Corp.	4,000	51,718
Silicon Integrated Systems Corp.	47,960	27,461
Simplo Technology Co. Ltd.	23,000	231,766
Sincere Navigation Corp.	30,000	20,224
Singatron Enterprise Co. Ltd.	8,000	6,451
Sino-American Silicon Products, Inc.	48,000	247,754
Sinon Corp.	39,000	44,758
SinoPac Financial Holdings Co. Ltd.	599,637	337,314
Sinyi Realty, Inc.	6,000	5,814
Sirtec International Co. Ltd.	1,000	907
Sitronix Technology Corp.	16,000	116,692
Siward Crystal Technology Co. Ltd.	26,000	30,402
Soft-World International Corp.	2,000	6,223
Solar Applied Materials Technology Corp.	32,547	39,347
Solomon Technology Corp.	9,000	9,485
Solteam, Inc.	5,332	7,809
Sonix Technology Co. Ltd.	12,000	19,874
Sporton International, Inc.	7,050	55,354
Sports Gear Co. Ltd.	9,000	20,587
St Shine Optical Co. Ltd.	5,000	38,832
Standard Foods Corp.	20,000	26,704
Stark Technology, Inc.	10,000	39,328
Sunjuice Holdings Co. Ltd.	1,000	10,325
Sunny Friend Environmental Technology Co. Ltd.	2,000	10,144
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	73,269
Sunrex Technology Corp.	5,000	6,743

Superior Plating Technology Co. Ltd.	3,000	6,412
Supreme Electronics Co. Ltd.	7,739	11,635
Sweeten Real Estate Development Co. Ltd.	2,160	1,900
Symtek Automation Asia Co. Ltd.	8,000	28,592
Syncmold Enterprise Corp.	6,000	11,589
Synnex Technology International Corp.	23,000	47,786
Syscom Computer Engineering Co.	13,000	29,298
Systex Corp.	4,000	13,064
T3EX Global Holdings Corp.(2)	18,121	41,253
TA Chen Stainless Pipe	107,808	158,041
Tah Hsin Industrial Corp.	2,145	4,898
TA-I Technology Co. Ltd.	3,000	4,716
Tai Tung Communication Co. Ltd.(1)	12,000	7,755
Taichung Commercial Bank Co. Ltd.	322,523	153,618
TaiDoc Technology Corp.	9,000	53,784
Taiflex Scientific Co. Ltd.	4,000	5,517
Taigen Biopharmaceuticals Holdings Ltd.(1)	21,000	10,237
Taimide Tech, Inc.	10,000	12,130
Tainan Spinning Co. Ltd.	33,000	17,363
Tai-Saw Technology Co. Ltd.	20,000	19,006
Taishin Financial Holding Co. Ltd.	623,813	372,167
Taisun Enterprise Co. Ltd.	2,000	2,070
Taita Chemical Co. Ltd.	9,343	6,101
TAI-TECH Advanced Electronics Co. Ltd.	7,000	23,879
Taitien Electronics Co. Ltd.	5,000	6,812
Taiwan Business Bank	514,440	235,761
Taiwan Cement Corp.	106,858	131,684
Taiwan Cogeneration Corp.	21,580	35,433
Taiwan Cooperative Financial Holding Co. Ltd.	246,381	223,960
Taiwan FamilyMart Co. Ltd.	1,000	6,834
Taiwan Fertilizer Co. Ltd.	53,000	104,470
Taiwan Fire & Marine Insurance Co. Ltd.(1)	2,000	1,455
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,758
Taiwan Glass Industry Corp.	103,000	61,394
Taiwan High Speed Rail Corp.	90,000	95,233
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	111,504
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	2,921
Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	40,000	134,682
Taiwan Navigation Co. Ltd.	37,000	34,856
Taiwan Paiho Ltd.	40,000	71,217
Taiwan PCB Techvest Co. Ltd.	38,000	50,206
Taiwan Sakura Corp.	4,000	8,561
Taiwan Secom Co. Ltd.	7,000	26,761
Taiwan Semiconductor Co. Ltd.	15,000	46,078
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	127,023	12,523,198
Taiwan Shin Kong Security Co. Ltd.	1,010	1,366
Taiwan Styrene Monomer	2,000	1,074
Taiwan Surface Mounting Technology Corp.	41,000	134,464
Taiwan TEA Corp.(1)	29,000	20,976
Taiwan Union Technology Corp.	37,000	90,194
Taiwan-Asia Semiconductor Corp.	38,000	45,448
Taiyen Biotech Co. Ltd.	6,000	6,597
Tatung Co. Ltd.(1)	114,000	156,808
Te Chang Construction Co. Ltd.	1,000	1,829

Team Group, Inc.(1)	13,000	25,778
Teco Electric & Machinery Co. Ltd.	121,000	201,437
Tera Autotech Corp.	1,081	1,212
Test Research, Inc.	23,000	48,044
Test Rite International Co. Ltd.	2,000	1,379
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,431
Thinking Electronic Industrial Co. Ltd.	9,000	44,986
Thye Ming Industrial Co. Ltd.	13,800	20,263
Ton Yi Industrial Corp.	112,000	69,840
Tong Hsing Electronic Industries Ltd.	15,300	90,942
Tong Yang Industry Co. Ltd.	45,000	72,295
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,077
Top Union Electronics Corp.	9,427	12,557
Topco Scientific Co. Ltd.	20,000	129,844
Topkey Corp.	9,000	57,137
Topoint Technology Co. Ltd.	7,000	6,904
TPK Holding Co. Ltd.	42,000	57,883
Transcend Information, Inc.	17,000	42,555
Tripod Technology Corp.	51,000	213,094
Tsann Kuen Enterprise Co. Ltd.	8,419	11,907
TSC Auto ID Technology Co. Ltd.	1,000	7,612
TSRC Corp.	80,000	66,280
Ttet Union Corp.	2,000	9,857
TTY Biopharm Co. Ltd.	10,000	24,615
Tung Ho Steel Enterprise Corp.	52,770	95,942
TXC Corp.	36,000	105,544
TYC Brother Industrial Co. Ltd.	31,000	29,398
Tyntek Corp.	3,000	1,821
U-Ming Marine Transport Corp.	63,000	99,064
Unimicron Technology Corp.	63,000	368,503
Union Bank of Taiwan	203,054	110,011
Union Insurance Co. Ltd.	2,100	1,176
Uni-President Enterprises Corp.	193,000	466,295
Unitech Printed Circuit Board Corp.(1)	54,000	31,638
United Integrated Services Co. Ltd.	27,000	200,685
United Microelectronics Corp.(2)	667,000	1,116,414
United Renewable Energy Co. Ltd.(1)	76,285	49,942
Univacco Technology, Inc.	2,000	1,772
Universal Cement Corp.	15,000	13,490
Universal Vision Biotechnology Co. Ltd.	3,150	40,361
Unizyx Holding Corp.	48,947	70,668
UPC Technology Corp.	63,000	29,363
Userjoy Technology Co. Ltd.	4,000	12,109
USI Corp.	105,000	78,472
U-Tech Media Corp.	13,000	6,635
Utechzone Co. Ltd.	6,000	16,819
Vanguard International Semiconductor Corp.	104,000	313,306
Ventec International Group Co. Ltd.	11,000	32,250
Via Technologies, Inc.	19,000	49,667
Visual Photonics Epitaxy Co. Ltd.	9,000	30,512
Voltronic Power Technology Corp.	1,000	62,929
Wafer Works Corp.(2)	71,000	103,577
Wah Lee Industrial Corp.	12,100	34,060
Walsin Lihwa Corp.(2)	197,763	296,393
Walsin Technology Corp.	29,000	97,942

Walton Advanced Engineering, Inc.	12,000	5,341
Wan Hai Lines Ltd.	29,785	56,028
WEI Chih Steel Industrial Co. Ltd.	18,000	15,151
Wei Chuan Foods Corp.	9,000	5,979
Weikeng Industrial Co. Ltd.	36,000	36,283
Well Shin Technology Co. Ltd.	5,000	9,101
Weltrend Semiconductor	2,000	3,389
Wholetech System Hitech Ltd.	6,000	10,011
Win Semiconductors Corp.	13,000	67,401
Winbond Electronics Corp.	263,000	227,279
Winstek Semiconductor Co. Ltd.	9,000	19,482
WinWay Technology Co. Ltd.	2,000	51,595
Wisdom Marine Lines Co. Ltd.	52,047	86,122
Wistron Corp.(2)	177,000	383,534
Wistron Information Technology & Services Corp.	9,000	34,809
Wiwynn Corp.	11,000	413,554
Wowprime Corp.(1)	13,000	140,636
WPG Holdings Ltd.	46,000	79,516
WT Microelectronics Co. Ltd.	41,000	87,808
WUS Printed Circuit Co. Ltd.	10,800	9,874
XinTec, Inc.	11,000	37,472
Xxentria Technology Materials Corp.	1,000	2,269
Yageo Corp.	15,760	259,690
Yang Ming Marine Transport Corp.(2)	91,000	179,567
Yankey Engineering Co. Ltd.	3,000	29,466
YC INOX Co. Ltd.	46,000	43,192
YCC Parts Manufacturing Co. Ltd.	1,000	1,442
Yea Shin International Development Co. Ltd.	5,443	4,827
Yem Chio Co. Ltd.	13,771	7,147
Yeong Guan Energy Technology Group Co. Ltd.	12,000	28,686
YFY, Inc.	82,000	84,465
Yi Jinn Industrial Co. Ltd.	7,000	4,223
Yieh Phui Enterprise Co. Ltd.	141,400	70,916
Yonyu Plastics Co. Ltd.	1,000	1,062
Young Fast Optoelectronics Co. Ltd.	4,000	4,376
Youngtek Electronics Corp.	9,000	19,394
Yuanta Financial Holding Co. Ltd.	491,928	381,321
Yulon Finance Corp.	21,131	133,778
Yulon Motor Co. Ltd.(2)	43,357	123,354
YungShin Global Holding Corp.	22,000	32,794
Zeng Hsing Industrial Co. Ltd.	2,148	7,647
Zenitron Corp.	2,000	2,261
Zero One Technology Co. Ltd.	20,315	42,902
Zhen Ding Technology Holding Ltd.	71,000	267,268
Zig Sheng Industrial Co. Ltd.	22,000	7,431
Zinwell Corp.(1)	18,000	11,144
Zippy Technology Corp.	11,000	16,426
ZongTai Real Estate Development Co. Ltd.	6,702	10,551
		57,775,452
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	31,090	33,678
Advanced Info Service PCL, NVDR	30,200	183,084
Advanced Information Technology PCL, NVDR	50,000	7,326
AEON Thana Sinsap Thailand PCL, NVDR	9,800	56,147
Airports of Thailand PCL, NVDR(1)	44,700	90,838

Amanah Leasing PCL, NVDR	9,200	771
Amata Corp. PCL, NVDR	107,800	68,425
AP Thailand PCL, NVDR	222,000	73,978
Aqua Corp. PCL, NVDR(1)	391,650	5,738
Asia Plus Group Holdings PCL, NVDR	240,200	19,870
Asia Sermkij Leasing PCL, NVDR	1,800	1,459
Asian Sea Corp. PCL, NVDR	9,900	2,745
Asset World Corp. PCL, NVDR	171,600	24,243
B Grimm Power PCL, NVDR	40,900	43,977
Bangchak Corp. PCL, NVDR	136,600	125,469
Bangkok Airways PCL, NVDR(1)	31,300	12,764
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	927
Bangkok Bank PCL, NVDR	9,600	44,924
Bangkok Chain Hospital PCL, NVDR	154,200	81,889
Bangkok Dusit Medical Services PCL, NVDR	313,900	254,485
Bangkok Expressway & Metro PCL, NVDR	319,400	73,891
Bangkok Land PCL, NVDR	666,800	16,281
Bangkok Life Assurance PCL, NVDR	38,700	30,009
Banpu PCL, NVDR	692,766	164,082
Banpu Power PCL, NVDR	35,200	14,360
BCPG PCL, NVDR	187,400	48,700
BEC World PCL, NVDR	74,300	18,988
Berli Jucker PCL, NVDR	15,100	15,714
Better World Green PCL, NVDR(1)	686,100	13,598
BG Container Glass PCL, NVDR	26,300	7,250
BTS Group Holdings PCL, NVDR	285,500	58,236
Bumrungrad Hospital PCL, NVDR	29,100	186,316
Cal-Comp Electronics Thailand PCL, NVDR	126,896	7,371
Carabao Group PCL, NVDR	13,600	25,940
Central Pattana PCL, NVDR	82,100	159,087
Central Plaza Hotel PCL, NVDR(1)	20,400	29,425
Central Retail Corp. PCL, NVDR	81,941	98,832
CH Karnchang PCL, NVDR	87,000	47,999
Charoen Pokphand Foods PCL, NVDR	136,500	78,789
Chularat Hospital PCL, NVDR	556,200	52,339
CK Power PCL, NVDR	141,800	13,521
Com7 PCL, NVDR	36,200	30,132
CP ALL PCL, NVDR	103,900	190,245
Delta Electronics Thailand PCL, NVDR	68,000	193,247
Dhipaya Group Holdings PCL, NVDR	5,900	7,372
Diamond Building Products PCL, NVDR	5,000	1,149
Ditto Thailand PCL, NVDR	11,640	11,111
Dohome PCL, NVDR	4,833	2,012
Dynasty Ceramic PCL, NVDR	269,300	15,475
Eastern Polymer Group PCL, NVDR	42,400	8,528
Eastern Water Resources Development & Management PCL, NVDR	2,900	415
Ekachai Medical Care PCL, NVDR	118,424	27,255
Electricity Generating PCL, NVDR	17,200	71,389
Energy Absolute PCL, NVDR	31,600	58,953
Erawan Group PCL, NVDR(1)	294,460	35,020
Esso Thailand PCL, NVDR	108,400	26,920
GFPT PCL, NVDR	27,500	9,704
Global Power Synergy PCL, NVDR	23,400	39,299
Gulf Energy Development PCL, NVDR	62,200	87,021
Gunkul Engineering PCL, NVDR	455,500	43,932

Haad Thip PCL, NVDR	1,400	1,689
Hana Microelectronics PCL, NVDR	60,000	75,787
Home Product Center PCL, NVDR	330,100	130,801
Ichitan Group PCL, NVDR	20,000	8,324
Indorama Ventures PCL, NVDR	77,100	70,304
Interlink Communication PCL, NVDR	21,100	4,451
Intouch Holdings PCL, NVDR	32,300	69,325
IRPC PCL, NVDR	722,000	46,018
IT City PCL, NVDR(1)	50,100	5,179
Italian-Thai Development PCL, NVDR(1)	149,800	6,368
Jasmine International PCL, NVDR(1)	389,500	18,908
Jaymart Group Holdings PCL, NVDR	13,800	8,079
JMT Network Services PCL, NVDR	16,697	20,610
Kasikornbank PCL, NVDR	26,000	96,710
KCE Electronics PCL, NVDR	34,800	38,954
KGI Securities Thailand PCL, NVDR	97,400	12,871
Khon Kaen Sugar Industry PCL, NVDR	55,500	5,479
Kiatnakin Phatra Bank PCL, NVDR	25,100	45,413
Krung Thai Bank PCL, NVDR	225,800	123,207
Krungthai Card PCL, NVDR	56,000	82,001
Land & Houses PCL, NVDR	776,400	189,522
Lanna Resources PCL, NVDR	38,500	17,026
LPN Development PCL, NVDR	37,300	4,713
Major Cineplex Group PCL, NVDR	17,300	7,701
Master Ad PCL, NVDR(1)	596,800	9,255
MBK PCL, NVDR	85,300	39,649
MC Group PCL, NVDR	4,300	1,667
MCS Steel PCL, NVDR	43,200	8,811
Mega Lifesciences PCL, NVDR	26,600	29,771
MFEC PCL, NVDR	43,100	9,656
Minor International PCL, NVDR	201,766	195,505
MK Restaurants Group PCL, NVDR	26,500	39,396
Muangthai Capital PCL, NVDR	35,900	42,482
Nex Point Parts PCL, NVDR(1)	9,400	3,565
Noble Development PCL, Class C, NVDR	40,800	5,274
Osotspa PCL, NVDR	92,900	77,380
Plan B Media PCL, NVDR	261,604	67,610
Polyplex Thailand PCL, NVDR	13,000	5,003
Praram 9 Hospital PCL, NVDR	44,800	23,004
Precious Shipping PCL, NVDR	121,600	32,680
Premier Marketing PCL, NVDR	3,900	1,008
Prima Marine PCL, NVDR	157,300	30,034
Property Perfect PCL, NVDR	42,735	455
Pruksa Holding PCL, NVDR	61,600	21,942
PTG Energy PCL, NVDR	131,500	45,302
PTT Exploration & Production PCL, NVDR	47,800	191,401
PTT Global Chemical PCL, NVDR	106,200	107,464
PTT Oil & Retail Business PCL, NVDR	85,200	48,946
PTT PCL, NVDR	242,900	209,246
Quality Houses PCL, NVDR	618,800	40,882
R&B Food Supply PCL, NVDR	8,900	2,579
Rabbit Holdings PCL, NVDR(1)	368,200	6,555
Raimon Land PCL, NVDR(1)	40,600	735
Rajthanee Hospital PCL, NVDR	10,300	8,505
Ratch Group PCL, NVDR	51,900	54,027

Ratchthani Leasing PCL, NVDR	172,650	17,351
Regional Container Lines PCL, NVDR	50,700	34,929
Rojana Industrial Park PCL, NVDR	6,800	1,113
RS PCL, NVDR	42,790	17,454
S 11 Group PCL, NVDR	4,200	615
S Hotels & Resorts PCL, NVDR(1)	188,700	19,708
Sabina PCL, NVDR	22,900	20,714
Samart Digital Public Co. Ltd., NVDR(1)	296,000	763
Sansiri PCL, NVDR	1,174,700	58,708
Sappe PCL, NVDR	11,000	26,742
SC Asset Corp. PCL, NVDR	164,100	20,552
SCB X PCL, NVDR	21,200	63,002
SCGJWD Logistics PCL, NVDR	30,600	15,464
SEAFCO PCL, NVDR(1)	5,200	526
Sermsang Power Corp. Co. Ltd., NVDR	99,915	24,796
Siam Cement PCL, NVDR	12,500	114,484
Siam City Cement PCL, NVDR	1,800	6,828
Siam Global House PCL, NVDR	92,461	49,657
Siam Makro PCL, NVDR	5,200	6,048
Siamgas & Petrochemicals PCL, NVDR	27,100	6,617
Singha Estate PCL, NVDR	20,100	907
Sino-Thai Engineering & Construction PCL, NVDR	179,600	48,187
SISB PCL, NVDR	65,400	74,654
SNC Former PCL, NVDR	35,500	11,518
Somboon Advance Technology PCL, NVDR	36,500	21,060
SPCG PCL, NVDR	13,200	4,739
Sri Trang Agro-Industry PCL, NVDR	120,000	65,471
Srisawad Capital 1969 PCL, NVDR	22,000	3,284
Srisawad Corp. PCL, NVDR	63,700	101,892
Srivichai Vejvivat PCL, NVDR	25,600	5,923
Star Petroleum Refining PCL, NVDR	125,200	29,643
Stars Microelectronics Thailand PCL, NVDR	33,500	4,481
STP & I PCL, NVDR(1)	59,900	6,505
Supalai PCL, NVDR	169,500	98,369
Super Energy Corp. PCL, NVDR(1)	1,374,500	22,894
Susco PCL, NVDR	160,100	17,470
Synnex Thailand PCL, NVDR	11,700	4,476
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	24,407
Thai Airways International PCL, NVDR(1)	6,800	649
Thai Oil PCL, NVDR	104,300	129,439
Thai Union Group PCL, NVDR	97,200	41,038
Thai Vegetable Oil PCL, NVDR	36,960	27,336
Thaicom PCL, NVDR	109,800	36,635
Thaifoods Group PCL, NVDR	70,100	8,924
Thanachart Capital PCL, NVDR	21,000	31,217
Thonburi Healthcare Group PCL, NVDR	35,700	69,985
Thoresen Thai Agencies PCL, NVDR	181,300	37,235
Tipco Asphalt PCL, NVDR	46,800	24,474
Tisco Financial Group PCL, NVDR	19,600	54,343
TKS Technologies PCL, NVDR	44,100	12,093
TMBThanachart Bank PCL, NVDR	219,700	9,964
TOA Paint Thailand PCL, NVDR	35,000	33,418
TPI Polene PCL, NVDR	546,000	22,914
TPI Polene Power PCL, NVDR	54,800	5,165
TQM Alpha PCL, NVDR	17,300	15,520

Triple i Logistics PCL, NVDR	56,533	19,317
True Corp. PCL, NVDR	624,069	122,841
TTW PCL, NVDR	14,400	3,516
Unique Engineering & Construction PCL, NVDR(1)	4,000	384
Univanich Palm Oil PCL, NVDR	80,500	19,316
VGI PCL, NVDR	28,860	2,668
WHA Corp. PCL, NVDR	451,300	57,287
Workpoint Entertainment PCL, NVDR	14,600	6,753
WP Energy PCL, NVDR	5,900	722
Xspring Capital PCL, NVDR(1)	107,200	3,108
Zen Corp. Group PCL, NVDR	2,200	783
		7,450,868
Turkey — 0.8%
AG Anadolu Grubu Holding AS	1,279	5,910
Akbank TAS	155,355	118,512
Aksa Akrilik Kimya Sanayii AS	7,202	22,198
Aksa Enerji Uretim AS	15,862	26,081
Aksigorta AS(1)	26,161	3,762
Alarko Holding AS	3,317	10,845
Albaraka Turk Katilim Bankasi AS(1)	109,042	13,150
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	20,073
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	30,239
Arcelik AS	470	2,184
Aselsan Elektronik Sanayi Ve Ticaret AS	14,210	32,587
Aygaz AS	3,692	11,553
Bagfas Bandirma Gubre Fabrikalari AS	3,765	4,333
Baticim Bati Anadolu Cimento Sanayii AS(1)	13,876	24,704
Bera Holding AS	64,948	31,528
BIM Birlesik Magazalar AS	11,716	79,729
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,566
Cimsa Cimento Sanayi VE Ticaret AS	5,131	26,766
Coca-Cola Icecek AS	1,377	15,367
Dogan Sirketler Grubu Holding AS	60,928	24,489
Dogus Otomotiv Servis ve Ticaret AS	3,638	25,081
EGE Endustri VE Ticaret AS	21	4,726
Enerjisa Enerji AS	9,053	13,520
Eregli Demir ve Celik Fabrikalari TAS(1)	49,625	79,101
Ford Otomotiv Sanayi AS	1,707	47,163
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	21,322
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	15,935	8,913
GSD Holding AS	140,853	18,986
Haci Omer Sabanci Holding AS	62,822	116,862
Hektas Ticaret TAS(1)	13,852	18,696
Imas Makina Sanayi AS(1)	8,931	11,695
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	10,843
Is Finansal Kiralama AS(1)	5,787	1,597
Is Yatirim Menkul Degerler AS	1,327	3,100
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	15,486
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	8,465
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	52,809	44,793
Kartonsan Karton Sanayi ve Ticaret AS	321	956
KOC Holding AS	17,503	66,440
Koza Altin Isletmeleri AS	29,988	33,341
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	27,662
Logo Yazilim Sanayi Ve Ticaret AS	6,968	18,199

Mavi Giyim Sanayi Ve Ticaret AS, B Shares	11,842	30,850
Migros Ticaret AS	5,957	49,570
MLP Saglik Hizmetleri AS(1)	6,501	21,019
NET Holding AS(1)	2,629	1,475
Nuh Cimento Sanayi AS	462	2,830
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	33,492
Otokar Otomotiv Ve Savunma Sanayi AS(1)	1,960	15,808
Oyak Cimento Fabrikalari AS(1)	13,849	27,612
Pegasus Hava Tasimaciligi AS(1)	3,730	82,445
Petkim Petrokimya Holding AS(1)	36,883	24,921
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	16,166	33,058
Sasa Polyester Sanayi AS(1)	16,902	44,232
Sekerbank Turk AS	117,076	13,479
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,159	13,192
Sok Marketler Ticaret AS(1)	20,100	26,341
TAV Havalimanlari Holding AS(1)	8,444	31,652
Tekfen Holding AS	12,897	18,535
Teknosa Ic Ve Dis Ticaret AS(1)	14,151	12,049
Tofas Turk Otomobil Fabrikasi AS	4,881	50,605
Turk Hava Yollari AO(1)	22,822	158,086
Turk Traktor ve Ziraat Makineleri AS	1,156	36,901
Turkcell Iletisim Hizmetleri AS, ADR	28,599	118,400
Turkiye Halk Bankasi AS(1)	30,178	18,485
Turkiye Is Bankasi AS, C Shares	140,205	75,601
Turkiye Petrol Rafinerileri AS	40,411	130,435
Turkiye Sigorta AS(1)	4,436	2,390
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810	23,726
Turkiye Sise ve Cam Fabrikalari AS	27,623	53,810
Turkiye Vakiflar Bankasi TAO, D Shares(1)	117,917	53,445
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	20,568	49,368
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	18,450
Vestel Elektronik Sanayi ve Ticaret AS(1)	9,811	21,271
Yapi ve Kredi Bankasi AS	205,561	101,252
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	3,933
Yesil Yapi Endustrisi AS(1)	21,886	2,891
Zorlu Enerji Elektrik Uretim AS(1)	59,359	14,119
		2,518,251
TOTAL COMMON STOCKS (Cost $329,462,312)		302,490,720
WARRANTS†
Malaysia†
Perak Transit Bhd(1)	1,391	101
PESTECH International Bhd(1)	2,962	45
Vizione Holdings Bhd(1)	2,768	3
		149
Thailand†
Aqua Corp. PCL(1)	391,650	451
Better World Green PCL, NVDR(1)	114,350	263
Erawan Group PCL(1)	1,243	37
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	256
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	141
Master Ad PCL(1)	149,200	43
MBK PCL, NVDR(1)	912	346
VGI PCL(1)	6,660	28
		1,565
TOTAL WARRANTS (Cost $—)		1,714

CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	374
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,602,110	1,602,110
State Street Navigator Securities Lending Government Money Market Portfolio(5)		3,628,522	3,628,522
TOTAL SHORT-TERM INVESTMENTS (Cost $5,230,632)			5,230,632
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $334,693,377)			307,723,440
OTHER ASSETS AND LIABILITIES — (1.1)%			(3,400,962)
TOTAL NET ASSETS — 100.0%			$304,322,478

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	June 2023	$838,100	$10,644
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.8%
Financials	20.4%
Consumer Discretionary	11.4%
Materials	11.0%
Industrials	9.1%
Communication Services	6.8%
Energy	5.7%
Consumer Staples	5.2%
Health Care	3.8%
Utilities	3.2%
Real Estate	2.0%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,441,454. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $374, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,288,607, which includes securities collateral of $9,660,085.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,320,486	$9,120,563	—
Chile	413,668	1,713,385	—
China	15,886,668	62,148,565	—
Colombia	160,218	207,520	—
India	3,768,054	48,493,409	—
Indonesia	576,650	5,980,631	—
Mexico	2,880,440	5,896,331	—
Peru	740,381	—	—
Philippines	93,925	2,476,383	—
South Africa	2,323,784	8,257,997	—
South Korea	3,245,510	39,578,885	—
Taiwan	13,729,842	44,045,610	—
Turkey	118,400	2,399,851	—
Other Countries	—	18,913,564	—
Warrants	—	1,714	—
Corporate Bonds	—	374	—
Short-Term Investments	5,230,632	—	—
	$58,488,658	$249,234,782	—
Other Financial Instruments
Futures Contracts	$10,644	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.